Eaton Vance

Global Macro Absolute Return Fund

July 31, 2020 (Unaudited)

Eaton Vance Global Macro Absolute Return Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2020, the value of the Fund’s investment in the Portfolio was $3,161,311,637 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Portfolio

July 31, 2020

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 57.1%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.5%
Republic of Argentina, 3.75% to 3/31/29, 12/31/38(1)(2)	USD	8,986	$3,785,551
Republic of Argentina, 6.25%, 11/9/47(2)(3)	EUR	11,485	5,467,312
Republic of Argentina, 6.625%, 7/6/28(2)	USD	3,040	1,286,102
Republic of Argentina, 6.875%, 1/11/48(2)	USD	14,833	6,211,319

Total Argentina			$16,750,284

Armenia — 0.2%
Republic of Armenia, 3.95%, 9/26/29(3)	USD	3,412	$3,388,150
Republic of Armenia, 7.15%, 3/26/25(3)	USD	2,450	2,796,822

Total Armenia			$6,184,972

Australia — 3.2%
Australia Government Bond, 0.25%, 11/21/25(3)	AUD	95,000	$67,162,731
Australia Government Bond, 1.00%, 12/21/30(3)	AUD	48,500	35,122,147

Total Australia			$102,284,878

Bahrain — 2.0%
CBB International Sukuk Programme Co., 6.25%, 11/14/24(3)	USD	7,080	$7,697,093
Kingdom of Bahrain, 5.625%, 9/30/31(3)	USD	3,266	3,316,241
Kingdom of Bahrain, 6.125%, 7/5/22(3)	USD	4,636	4,857,017
Kingdom of Bahrain, 6.75%, 9/20/29(3)	USD	3,136	3,480,759
Kingdom of Bahrain, 7.00%, 1/26/26(3)	USD	3,000	3,377,124
Kingdom of Bahrain, 7.00%, 10/12/28(3)	USD	14,722	16,529,184
Kingdom of Bahrain, 7.375%, 5/14/30(3)	USD	21,204	24,388,841

Total Bahrain			$63,646,259

Barbados — 0.9%
Government of Barbados, 6.50%, 10/1/29(4)	USD	28,151	$26,875,473

Total Barbados			$26,875,473

Belarus — 0.8%
Republic of Belarus, 5.875%, 2/24/26(3)	USD	7,310	$7,114,326
Republic of Belarus, 6.378%, 2/24/31(3)	USD	12,994	12,576,347
Republic of Belarus, 6.875%, 2/28/23(3)	USD	6,700	6,796,145

Total Belarus			$26,486,818

Security	Principal Amount (000’s omitted)		Value
Benin — 0.5%
Benin Government International Bond, 5.75%, 3/26/26(3)	EUR	15,118	$16,890,242

Total Benin			$16,890,242

Bermuda — 0.1%
Government of Bermuda, 3.717%, 1/25/27(3)	USD	3,800	$4,159,100

Total Bermuda			$4,159,100

China — 0.1%
China Government Bond, 3.40%, 2/9/27	CNY	10,000	$1,466,239

Total China			$1,466,239

Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(5)	CRC	1,677,662	$2,630,985

Total Costa Rica			$2,630,985

Dominican Republic — 0.2%
Dominican Republic, 7.45%, 4/30/44(3)	USD	4,820	$5,449,010

Total Dominican Republic			$5,449,010

Egypt — 4.3%
Arab Republic of Egypt, 4.75%, 4/11/25(3)	EUR	3,196	$3,664,754
Arab Republic of Egypt, 5.625%, 4/16/30(3)	EUR	1,025	1,094,369
Arab Republic of Egypt, 6.375%, 4/11/31(3)	EUR	38,240	41,924,577
Arab Republic of Egypt, 8.15%, 11/20/59(3)	USD	46,664	43,589,776
Arab Republic of Egypt, 8.50%, 1/31/47(3)	USD	8,571	8,497,289
Arab Republic of Egypt, 8.70%, 3/1/49(3)	USD	32,907	32,693,829
Arab Republic of Egypt, 8.875%, 5/29/50(3)	USD	3,968	3,982,245

Total Egypt			$135,446,839

Fiji — 1.7%
Republic of Fiji, 6.625%, 10/2/20(3)	USD	53,368	$53,301,290

Total Fiji			$53,301,290

Gabon — 0.2%
Republic of Gabon, 6.625%, 2/6/31(3)	USD	5,725	$5,462,260

Total Gabon			$5,462,260

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.6%
Georgia Treasury Bond, 7.00%, 5/30/24	GEL	25,057	$7,753,664
Georgia Treasury Bond, 7.25%, 1/17/21	GEL	4,385	1,422,987
Georgia Treasury Bond, 7.375%, 9/27/23	GEL	5,820	1,835,560
Georgia Treasury Bond, 8.125%, 1/25/23	GEL	2,922	953,341
Georgia Treasury Bond, 9.375%, 4/9/22	GEL	22,758	7,571,380

Total Georgia			$19,536,932

Honduras — 0.5%
Republic of Honduras, 5.625%, 6/24/30(3)	USD	4,729	$4,941,805
Republic of Honduras, 6.25%, 1/19/27(3)	USD	8,263	8,986,012
Republic of Honduras, 6.25%, 1/19/27(4)	USD	331	359,963

Total Honduras			$14,287,780

Iceland — 2.9%
Republic of Iceland, 5.00%, 11/15/28	ISK	2,671,988	$23,360,717
Republic of Iceland, 6.50%, 1/24/31	ISK	5,641,242	56,761,316
Republic of Iceland, 8.00%, 6/12/25	ISK	1,279,138	12,091,160

Total Iceland			$92,213,193

Indonesia — 1.3%
Indonesia Government Bond, 7.00%, 9/15/30	IDR	328,345,000	$22,826,725
Indonesia Government Bond, 7.50%, 6/15/35	IDR	250,000,000	17,511,986

Total Indonesia			$40,338,711

Iraq — 0.3%
Republic of Iraq, 5.80%, 1/15/28(3)	USD	7,353	$6,852,998
Republic of Iraq, 6.752%, 3/9/23(3)	USD	2,507	2,399,826

Total Iraq			$9,252,824

Jamaica — 0.8%
Jamaica Government International Bond, 7.875%, 7/28/45	USD	20,314	$26,662,125

Total Jamaica			$26,662,125

Jordan — 0.3%
Jordan Government International Bond, 7.375%, 10/10/47(3)	USD	8,600	$9,030,370

Total Jordan			$9,030,370

Lebanon — 0.3%
Lebanese Republic, 6.25%, 11/4/24(2)(3)	USD	7,398	$1,267,647
Lebanese Republic, 6.25%, 6/12/25(2)(3)	USD	2,947	502,758
Lebanese Republic, 6.40%, 5/26/23(2)	USD	7,397	1,271,470
Lebanese Republic, 6.65%, 4/22/24(2)(3)	USD	14,581	2,460,544
Lebanese Republic, 6.65%, 2/26/30(2)(3)	USD	453	77,001
Lebanese Republic, 6.75%, 11/29/27(2)(3)	USD	120	20,316
Lebanese Republic, 6.85%, 5/25/29(2)	USD	9,840	1,651,251

Security	Principal Amount (000’s omitted)		Value
Lebanese Republic, 7.00%, 12/3/24(2)	USD	3,446	$582,426
Lebanese Republic, 7.00%, 3/20/28(2)(3)	USD	2,952	472,674
Lebanese Republic, 7.15%, 11/20/31(2)(3)	USD	4,621	733,445
Lebanese Republic, 8.20%, 5/17/33(2)	USD	1,595	256,923
Lebanese Republic, 8.25%, 4/12/21(2)(3)	USD	1,000	189,445
Lebanese Republic, 8.25%, 5/17/34(2)	USD	1,326	212,995

Total Lebanon			$9,698,895

Macedonia — 0.3%
Republic of Macedonia, 3.675%, 6/3/26(3)	EUR	7,871	$9,844,545
Republic of Macedonia, 5.625%, 7/26/23(3)	EUR	500	647,655

Total Macedonia			$10,492,200

New Zealand — 5.2%
New Zealand Government Bond, 2.00%, 9/20/25(3)(5)	NZD	92,474	$68,181,544
New Zealand Government Bond, 2.50%, 9/20/35(3)(5)	NZD	41,738	38,040,082
New Zealand Government Bond, 3.00%, 9/20/30(3)(5)	NZD	67,340	58,666,435

Total New Zealand			$164,888,061

Oman — 0.1%
Oman Government International Bond, 3.625%, 6/15/21(3)	USD	3,600	$3,590,820

Total Oman			$3,590,820

Peru — 1.2%
Peru Government Bond, 6.15%, 8/12/32(3)(4)	PEN	65,544	$22,029,706
Peru Government Bond, 6.90%, 8/12/37	PEN	19,620	6,886,174
Peru Government Bond, 6.95%, 8/12/31	PEN	23,000	8,249,300

Total Peru			$37,165,180

Philippines — 1.7%
Republic of the Philippines, 2.457%, 5/5/30	USD	4,300	$4,731,105
Republic of the Philippines, 2.95%, 5/5/45	USD	5,295	5,954,855
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	43,458,070

Total Philippines			$54,144,030

Romania — 3.0%
Romania Government International Bond, 2.75%, 2/26/26(3)	EUR	4,056	$5,076,861
Romania Government International Bond, 3.375%, 1/28/50(3)	EUR	27,506	33,286,287
Romania Government International Bond, 4.625%, 4/3/49(3)	EUR	40,635	57,524,782

Total Romania			$95,887,930

Rwanda — 0.0%(6)
Republic of Rwanda, 6.625%, 5/2/23(3)	USD	579	$587,396

Total Rwanda			$587,396

Security	Principal Amount (000’s omitted)		Value
Serbia — 9.1%
Republic of Serbia, 3.125%, 5/15/27(3)	EUR	18,148	$22,793,704
Serbia Treasury Bond, 4.50%, 1/11/26	RSD	2,959,650	32,407,957
Serbia Treasury Bond, 4.50%, 8/20/32	RSD	600,880	6,420,701
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	12,358,410	137,010,526
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	7,389,920	87,858,925

Total Serbia			$286,491,813

South Africa — 0.3%
Republic of South Africa, 4.30%, 10/12/28	USD	10,400	$9,811,412

Total South Africa			$9,811,412

Suriname — 0.3%
Republic of Suriname, 9.25%, 10/26/26(3)	USD	16,043	$8,614,289

Total Suriname			$8,614,289

Thailand — 2.5%
Thailand Government Bond, 1.25%, 3/12/28(3)(5)	THB	2,407,516	$73,502,882
Thailand Government Bond, 2.875%, 6/17/46	THB	112,400	4,220,451

Total Thailand			$77,723,333

Ukraine — 11.2%
Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(3)(4)(7)	USD	47,964	$42,349,814
Ukraine Government International Bond, 9.79%, 5/26/27	UAH	75,000	2,394,400
Ukraine Government International Bond, 10.00%, 8/23/23	UAH	1,710,361	59,161,526
Ukraine Government International Bond, 11.67%, 11/22/23	UAH	750,674	26,849,896
Ukraine Government International Bond, 14.91%, 10/12/22	UAH	63,115	2,438,846
Ukraine Government International Bond, 15.70%, 1/20/21	UAH	248,191	9,143,903
Ukraine Government International Bond, 15.84%, 2/26/25	UAH	4,502,709	181,943,549
Ukraine Government International Bond, 17.00%, 5/11/22	UAH	88,200	3,479,295
Ukraine Government International Bond, 17.25%, 1/5/22	UAH	39,000	1,520,430
Ukraine Government International Bond, 18.00%, 3/24/21	UAH	696,753	26,203,190

Total Ukraine			$355,484,849

Uruguay — 0.4%
Republic of Uruguay, 3.875%, 7/2/40(5)	UYU	233,965	$5,969,345
Republic of Uruguay, 4.375%, 12/15/28(5)	UYU	244,548	6,253,808

Total Uruguay			$12,223,153

Total Foreign Government Bonds (identified cost $1,719,544,571)			$1,805,159,945

Foreign Corporate Bonds — 3.0%

Security	Principal Amount (000’s omitted)		Value
Bulgaria — 0.4%
Eurohold Bulgaria AD, 6.50%, 12/7/22(3)	EUR	9,200	$10,833,461

Total Bulgaria			$10,833,461

Georgia — 0.2%
Georgia Capital JSC, 6.125%, 3/9/24(3)	USD	5,296	$4,978,240
Silknet JSC, 11.00%, 4/2/24(3)	USD	2,470	2,568,380

Total Georgia			$7,546,620

Iceland — 0.9%
Arion Banki HF, 6.00%, 4/12/24(3)	ISK	1,000,000	$8,348,550
Heimavellir HF, 7.91%, 4/25/23(8)	ISK	1,036,833	8,251,358
Islandsbanki HF, 6.40%, 10/26/23	ISK	860,000	7,167,880
Landsbankinn HF, 5.00%, 11/23/23(3)	ISK	560,000	4,490,988
WOW Air HF, 0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(2)(8)(9)	EUR	3,600	0
WOW Air HF, 0.00% (2)(8)(10)	EUR	79	0

Total Iceland			$28,258,776

India — 0.0%(6)
Reliance Communications, Ltd., 6.50%, 11/6/20(2)(3)	USD	1,800	$117,000

Total India			$117,000

Indonesia — 0.2%
Bayan Resources Tbk PT, 6.125%, 1/24/23(3)	USD	5,385	$5,181,745
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(3)	IDR	18,080,000	1,197,559

Total Indonesia			$6,379,304

Ireland — 0.4%
Aragvi Finance International DAC, 12.00%, 4/9/24(3)	USD	11,426	$11,883,040

Total Ireland			$11,883,040

Mexico — 0.0%(6)
Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(3)	USD	781	$385,435

Total Mexico			$385,435

Security	Principal Amount (000’s omitted)		Value
Netherlands — 0.3%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(3)	USD	8,832	$8,257,920

Total Netherlands			$8,257,920

Singapore — 0.1%
Alam Synergy Pte Ltd., 6.625%, 4/24/22(3)	USD	3,800	$1,760,806

Total Singapore			$1,760,806

United Kingdom — 0.1%
Ellaktor Value PLC, 6.375%, 12/15/24(3)	EUR	4,445	$4,117,164

Total United Kingdom			$4,117,164

Uzbekistan — 0.4%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(3)	UZS	143,000,000	$13,948,947

Total Uzbekistan			$13,948,947

Total Foreign Corporate Bonds (identified cost $103,304,541)			$93,488,473

Senior Floating-Rate Loans — 0.0%(6)(11)

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Argentina — 0.0%(6)
Desarrolladora Energética S.A., Term Loan, 9.50%, Maturing July 18, 2020(8)(12)		$1,825	$967,250

Total Argentina			$967,250

Total Senior Floating-Rate Loans (identified cost $1,825,000)			$967,250

Sovereign Loans — 2.4%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.51%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(9)(13)		$5,200	$5,174,447

Total Ethiopia			$5,174,447

Kenya — 0.6%
Government of Kenya, Term Loan, 6.81%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(9)		$17,415	$17,010,903
Government of Kenya, Term Loan, 7.69%, (6 mo. USD LIBOR + 6.70%), Maturing October 24, 2024(9)		2,614	2,557,813

Total Kenya			$19,568,716

Macedonia — 0.2%
Republic of Macedonia, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(9)(13)	EUR	6,050	$7,085,531

Total Macedonia			$7,085,531

Nigeria — 0.3%
Bank of Industry Limited, Term Loan, 6.27%, (3 mo. USD LIBOR + 6.00%), Maturing April 11, 2021(9)(13)		$9,143	$8,983,594

Total Nigeria			$8,983,594

Tanzania — 1.1%
Government of the United Republic of Tanzania, Term Loan, 5.61%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(9)		$33,794	$33,956,836

Total Tanzania			$33,956,836

Total Sovereign Loans (identified cost $74,579,979)			$74,769,124

Loan Participation Notes — 0.8%

Security	Principal Amount (000’s omitted)		Value
Uzbekistan — 0.8%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(3)(8)(14)	UZS	112,570,000	$11,364,412
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(3)(8)(14)	UZS	137,547,000	13,814,623

Total Uzbekistan			$25,179,035

Total Loan Participation Notes (identified cost $25,125,379)			$25,179,035

Debt Obligations - United States — 5.0%

Asset-Backed Securities — 0.9%

Security	Principal Amount		Value
Invitation Homes Trust
Series 2018-SFR3, Class E, 2.181%, (1 mo. USD LIBOR + 2.00%), 7/17/37(4)(9)		$13,000,000	$12,660,383
Pnmac GMSR Issuer Trust
Series 2018-GT1, Class A, 3.022%, (1 mo. USD LIBOR + 2.85%), 2/25/23(4)(9)		9,000,000	8,844,255
Series 2018-GT2, Class A, 2.822%, (1 mo. USD LIBOR + 2.65%), 8/25/25(4)(9)		8,064,000	7,713,971

Total Asset-Backed Securities (identified cost $30,064,000)			$29,218,609

Collateralized Mortgage Obligations — 0.7%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22		$18,393	$19,486
Series 1548, Class Z, 7.00%, 7/15/23		25,203	27,118
Series 1650, Class K, 6.50%, 1/15/24		164,193	177,662
Series 1817, Class Z, 6.50%, 2/15/26		33,383	36,997
Series 1927, Class ZA, 6.50%, 1/15/27		115,535	129,359
Series 2344, Class ZD, 6.50%, 8/15/31		333,720	394,921
Series 2458, Class ZB, 7.00%, 6/15/32		640,236	776,170
Interest Only:(15)
Series 362, Class C6, 3.50%, 12/15/47		12,805,054	974,525
Series 4791, Class JI, 4.00%, 5/15/48		18,150,426	1,470,881

			$4,007,119

Federal National Mortgage Association:
Series G48, Class Z, 7.10%, 12/25/21		$51,181	$52,731

Security	Principal Amount	Value
Series G92-60, Class Z, 7.00%, 10/25/22	$97,860	$102,551
Series G93-1, Class K, 6.675%, 1/25/23	94,732	99,317
Series G94-7, Class PJ, 7.50%, 5/17/24	151,126	164,574
Series 1992-180, Class F, 1.322%, (1 mo. USD LIBOR + 1.15%), 10/25/22(9)	85,299	85,715
Series 1993-16, Class Z, 7.50%, 2/25/23	81,302	86,863
Series 1993-79, Class PL, 7.00%, 6/25/23	52,424	56,425
Series 1993-104, Class ZB, 6.50%, 7/25/23	22,881	24,537
Series 1993-121, Class Z, 7.00%, 7/25/23	334,762	360,635
Series 1993-141, Class Z, 7.00%, 8/25/23	74,925	80,803
Series 1994-42, Class ZQ, 7.00%, 4/25/24	529,637	577,490
Series 1994-79, Class Z, 7.00%, 4/25/24	100,208	109,559
Series 1994-89, Class ZQ, 8.00%, 7/25/24	99,094	109,454
Series 1996-35, Class Z, 7.00%, 7/25/26	32,404	36,502
Series 1998-16, Class H, 7.00%, 4/18/28	146,725	169,490
Series 1998-44, Class ZA, 6.50%, 7/20/28	228,568	259,589
Series 1999-25, Class Z, 6.00%, 6/25/29	243,048	279,050
Series 2000-2, Class ZE, 7.50%, 2/25/30	54,699	63,825
Series 2000-49, Class A, 8.00%, 3/18/27	173,223	195,448
Series 2001-31, Class ZA, 6.00%, 7/25/31	1,965,464	2,259,279
Series 2001-74, Class QE, 6.00%, 12/25/31	505,786	586,727
Series 2009-48, Class WA, 5.842%, 7/25/39(16)	2,555,406	2,861,456
Series 2011-38, Class SA, 12.985%, (13.50% - 1 mo. USD LIBOR x 3), 5/25/41(9)(17)	3,736,955	4,788,463
Interest Only:(15)
Series 424, Class C8, 3.50%, 2/25/48	18,140,045	1,342,474
Series 2018-21, Class IO, 3.00%, 4/25/48	18,841,473	1,236,670
Series 2018-58, Class BI, 4.00%, 8/25/48	2,726,819	213,057

		$16,202,684

Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$33,043	$35,331

		$35,331

Total Collateralized Mortgage Obligations (identified cost $34,141,065)		$20,245,134

Mortgage Pass-Throughs — 2.6%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.825%, (COF + 1.25%), with maturity at 2035(18)	$1,146,320	$1,161,046
3.342%, (COF + 2.39%), with maturity at 2023(18)	11,346	11,387
3.786%, (1 yr. CMT + 2.32%), with maturity at 2036(18)	1,017,757	1,072,653
3.976%, (COF + 1.25%), with maturity at 2029(18)	9,753	10,159
4.362%, (COF + 1.25%), with maturity at 2030(18)	231,515	242,315
4.50%, with maturity at 2035	187,903	205,444
6.00%, with various maturities to 2035	5,232,723	6,069,475
6.50%, with various maturities to 2032	5,900,377	6,805,198
6.60%, with maturity at 2030	584,641	669,391
7.00%, with various maturities to 2036	8,290,272	9,506,084
7.31%, with maturity at 2026	19,197	20,948
7.50%, with various maturities to 2035	3,579,180	4,022,377
7.95%, with maturity at 2022	37,238	38,568
8.00%, with various maturities to 2030	815,877	886,025

Security	Principal Amount	Value
8.50%, with maturity at 2025	$35,418	$35,982
9.00%, with various maturities to 2027	83,530	89,271
9.50%, with maturity at 2027	36,447	40,743
10.50%, with maturity at 2021	270	274

		$30,887,340

Federal National Mortgage Association:
2.015%, (COF + 1.25%), with maturity at 2027(18)	$68,411	$68,233
2.134%, (COF + 1.25%), with various maturities to 2033(18)	1,474,822	1,470,656
2.14%, (COF + 1.40%), with maturity at 2025(18)	263,812	263,635
2.34%, (COF + 1.60%), with maturity at 2024(18)	107,836	108,033
3.372%, (COF + 1.25%), with maturity at 2034(18)	516,124	528,227
3.426%, (COF + 1.25%), with maturity at 2035(18)	1,364,636	1,390,524
3.792%, (1 yr. CMT + 2.15%), with maturity at 2028(18)	93,308	96,904
3.966%, (COF + 1.77%), with maturity at 2035(18)	1,925,400	2,001,584
6.00%, with various maturities to 2035	17,610,613	20,658,392
6.328%, (COF + 2.00%, Floor 6.328%), with maturity at 2032(18)	491,781	536,899
6.50%, with various maturities to 2038	7,130,114	8,127,081
7.00%, with various maturities to 2035	11,400,224	13,195,131
7.50%, with various maturities to 2027	55,190	58,822
7.662%, (1 yr. CMT + 2.15%), with maturity at 2025(18)	15,700	16,547
8.00%, with various maturities to 2026	9,477	9,898
8.50%, with various maturities to 2037	1,414,087	1,643,458
9.00%, with various maturities to 2032	178,241	197,422
9.251%, with maturity at 2028	318	327
9.50%, with various maturities to 2031	62,754	68,493
9.543%, with maturity at 2027	2,029	2,189
10.50%, with maturity at 2029	24,765	29,193
11.50%, with maturity at 2031	107,078	128,718

		$50,600,366

Government National Mortgage Association:
3.125%, (1 yr. CMT + 1.50%), with maturity at 2024(18)	$114,470	$117,124
6.50%, with various maturities to 2032	291,476	327,159
7.00%, with various maturities to 2031	540,733	609,430
7.50%, with various maturities to 2028	79,976	88,381
8.00%, with various maturities to 2023	43,360	46,026
9.00%, with maturity at 2025	13,238	14,091
9.50%, with various maturities to 2021	894	908

		$1,203,119

Total Mortgage Pass-Throughs (identified cost $77,804,795)		$82,690,825

U.S. Treasury Obligations — 0.0%(6)

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21	$1,500,000	$1,562,080

Total U.S. Treasury Obligations (identified cost $1,516,942)		$1,562,080

U.S. Government Guaranteed Small Business Administration Loans(19)(20) — 0.8%

Security	Principal Amount (000’s omitted)	Value
1.11%, 9/15/42	$1,676	$67,951
1.41%, 9/15/42	1,111	58,454
1.61%, 9/15/42	1,893	121,778
1.66%, 8/15/42 to 4/15/43	7,217	448,344
1.91%, 8/15/42 to 4/15/43	13,256	934,652
1.93%, 3/15/41 to 5/15/42	2,121	149,884
1.96%, 9/15/42	2,920	197,632
2.03%, 8/15/32	787	51,598
2.11%, 8/15/42 to 9/15/42	5,957	463,993
2.16%, 2/15/42 to 4/15/43	16,209	1,371,734
2.21%, 9/15/42	2,625	207,442
2.28%, 3/15/43	2,737	284,358
2.36%, 9/15/42	1,961	172,644
2.38%, 2/15/41	657	47,439
2.39%, 7/15/39	1,010	74,246
2.41%, 12/15/41 to 4/15/43	23,480	2,263,301
2.46%, 3/15/28 to 4/15/43	10,010	883,740
2.53%, 6/15/36	858	62,566
2.56%, 5/15/37	1,380	102,104
2.58%, 9/15/42	2,478	235,763
2.61%, 9/15/42	2,873	290,805
2.63%, 11/15/36	615	44,671
2.66%, 4/15/43	8,132	905,482
2.67%, 10/4/23 to 8/25/42(21)	20,405	1,583,247
2.71%, 7/15/27 to 9/15/42	9,416	889,322
2.91%, 10/15/42 to 4/15/43	16,380	1,953,032
2.93%, 4/15/42	925	116,375
2.96%, 7/15/27 to 2/15/43	8,009	699,893
2.98%, 7/15/43	1,207	150,209
2.99%, 2/15/29	878	59,672
3.03%, 7/15/41	924	101,926
3.16%, 9/15/42 to 4/15/43	6,374	873,975
3.21%, 6/15/27 to 3/15/43	8,481	1,017,676
3.29%, 12/15/42	3,546	470,190
3.34%, 12/28/26 to 8/17/42(21)	34,480	2,911,305
3.41%, 3/15/43 to 4/15/43	8,222	1,145,135
3.46%, 3/15/27 to 9/15/42	5,268	644,371
3.66%, 1/15/43 to 6/15/43	8,735	1,419,248
3.69%, 3/15/43	1,347	254,699
3.71%, 2/15/28 to 10/15/42	11,132	1,213,036
3.78%, 5/15/27 to 9/15/42	4,048	538,118

Security	Principal Amount (000’s omitted)	Value
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $26,459,356)		$25,482,010

Total Debt Obligations - United States (identified cost $169,986,158)		$159,198,658

Common Stocks — 2.2%

Security	Shares	Value
Belgium — 0.0%(6)
KBC Group NV(22)	5,400	$307,888

Total Belgium		$307,888

Cyprus — 0.1%
Bank of Cyprus Holdings PLC(22)	4,401,002	$2,587,452

Total Cyprus		$2,587,452

France — 0.0%(6)
BNP Paribas S.A.(22)	9,400	$379,231
Credit Agricole S.A.(22)	37,100	357,116
Societe Generale S.A.(22)	18,400	283,274

Total France		$1,019,621

Germany — 0.0%(6)
Deutsche Bank AG(22)	42,100	$378,583

Total Germany		$378,583

Greece — 0.3%
Alpha Bank AE(22)	1,247,900	$784,758
Eurobank Ergasias Services and Holdings S.A.(22)	2,679,600	1,145,117
Hellenic Telecommunications Organization S.A.	86,871	1,278,179
JUMBO S.A.	67,891	1,324,620
National Bank of Greece S.A.(22)	776,900	1,030,456
OPAP S.A.	122,204	1,107,032
Piraeus Bank S.A.(22)	716,900	989,121

Total Greece		$7,659,283

Iceland — 0.7%
Arion Banki HF(4)(22)	11,398,203	$5,576,370
Eik Fasteignafelag HF(22)	42,391,952	2,135,747
Eimskipafelag Islands HF(22)	3,639,045	3,832,083
Hagar HF(22)	11,272,419	4,036,608
Reginn HF(22)	15,791,200	1,933,600
Reitir Fasteignafelag HF	6,661,681	2,540,808
Siminn HF	71,023,761	3,224,678

Total Iceland		$23,279,894

Italy — 0.0%(6)
Intesa Sanpaolo SpA(22)	194,400	$396,254
UniCredit SpA(22)	39,000	357,940

Total Italy		$754,194

Security	Shares	Value
Netherlands — 0.0%(6)
ING Groep NV	53,500	$373,049

Total Netherlands		$373,049

Serbia — 0.1%
Komercijalna Banka AD Beograd(22)	84,003	$1,958,100

Total Serbia		$1,958,100

Singapore — 0.3%
Yoma Strategic Holdings, Ltd.(22)	43,974,000	$9,510,834

Total Singapore		$9,510,834

Spain — 0.0%(6)
Banco Bilbao Vizcaya Argentaria S.A.	95,500	$297,360
Banco Santander S.A.(22)	140,000	300,226

Total Spain		$597,586

Sri Lanka — 0.1%
Softlogic Life Insurance PLC(22)	23,762,288	$3,903,563

Total Sri Lanka		$3,903,563

Vietnam — 0.6%
Bank for Foreign Trade of Vietnam JSC	539,910	$1,780,517
Bank for Investment and Development of Vietnam JSC	468,816	741,843
Binh Minh Plastics JSC	39,120	82,865
Coteccons Construction JSC	133,000	382,448
FPT Corp.	474,306	974,439
Hoa Phat Group JSC	953,288	893,225
KIDO Group Corp.	24,450	31,594
Masan Group Corp.(22)	429,280	934,163
Military Commercial Joint Stock Bank(22)	1,863,880	1,266,209
PetroVietnam Nhon Trach 2 Power JSC	485,400	426,176
Phu Nhuan Jewelry JSC	532,630	1,251,065
Refrigeration Electrical Engineering Corp.	807,810	1,131,130
SSI Securities Corp.	775,425	453,675
Viet Capital Securities JSC	448,200	387,773
Vietnam Dairy Products JSC	395,068	1,824,153
Vietnam Prosperity JSC Bank(22)	1,581,255	1,426,415
Vietnam Technological & Commercial Joint Stock Bank(22)	781,800	655,101
Vingroup JSC(22)	632,834	2,394,151

Total Vietnam		$17,036,942

Total Common Stocks (identified cost $105,134,264)		$69,366,989

Short-Term Investments — 22.3%

Foreign Government Securities — 2.7%

Security	Principal Amount (000’s omitted)		Value
Egypt — 2.5%
Egypt Treasury Bill, 0.00%, 9/29/20	EGP	80,175	$4,935,672
Egypt Treasury Bill, 0.00%, 10/6/20	EGP	82,700	5,089,656
Egypt Treasury Bill, 0.00%, 10/13/20	EGP	196,725	12,037,091
Egypt Treasury Bill, 0.00%, 11/3/20	EGP	248,100	15,115,833
Egypt Treasury Bill, 0.00%, 1/12/21	EGP	176,875	10,476,338
Egypt Treasury Bill, 0.00%, 3/30/21	EGP	85,250	4,930,417
Egypt Treasury Bill, 0.00%, 4/6/21	EGP	208,975	12,057,156
Egypt Treasury Bill, 0.00%, 7/6/21	EGP	264,775	14,816,559

Total Egypt			$79,458,722

Georgia — 0.2%
Georgia Treasury Bill, 0.00%, 10/8/20	GEL	330	$105,761
Georgia Treasury Bill, 0.00%, 12/3/20	GEL	1,570	497,234
Georgia Treasury Bill, 0.00%, 1/14/21	GEL	3,982	1,248,373
Georgia Treasury Bill, 0.00%, 2/11/21	GEL	11,447	3,570,726

Total Georgia			$5,422,094

Total Foreign Government Securities (identified cost $84,682,920)			$84,880,816

U.S. Treasury Obligations — 6.5%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/13/20(23)		$54,900	$54,898,894
U.S. Treasury Bill, 0.00%, 8/20/20		150,000	149,994,510

Total U.S. Treasury Obligations (identified cost $204,890,977)			$204,893,404

Repurchase Agreements — 0.2%

Description	Principal Amount (000’s omitted)		Value
Barclays Bank PLC:
Dated 7/2/20 with an interest rate of 0.05% payable by the Portfolio, collateralized by $7,000,000 Republic of Brazil 4.25%, due 1/7/25 and a market value, including accrued interest, of $6,864,153 (24)		$7,187	$7,186,535

Total Repurchase Agreements (identified cost $7,186,535)			$7,186,535

Other — 12.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(25)	$408,556,155	$408,515,299

Total Other (identified cost $408,548,403)		$408,515,299

Total Short-Term Investments (identified cost $705,308,835)		$705,476,054

Total Investments — 92.8% (identified cost $2,904,808,727)		$2,933,605,528

Securities Sold Short — (0.3)%

Common Stocks — (0.3)%

Security	Shares	Value
Ashmore Group PLC	(1,867,300)	$(9,552,510)

Total Common Stocks		$(9,552,510)

Total Securities Sold Short (proceeds $12,025,557)		$(9,552,510)

Other Assets, Less Liabilities — 7.5%		$237,258,635

Net Assets — 100.0%		$3,161,311,653

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Step coupon security. Interest rate represents the rate in effect at July 31, 2020.

(2)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities is $1,010,698,893 or 32.0% of the Portfolio’s net assets.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $126,409,935 or 4.0% of the Portfolio’s net assets.

(5)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Amount is less than 0.05%.

(7)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(9)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2020.

(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(11)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(12)	Fixed-rate loan.

(13)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(14)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(15)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(16)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2020.

(17)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2020.

(18)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2020.

(19)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(20)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.

(21)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2020 of all interest only securities comprising the certificate.

(22)	Non-income producing security.

(23)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(24)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(25)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	178,415,793	USD	206,659,013	8/3/20	$3,505,986
EUR	35,397,612	USD	39,835,942	8/3/20	1,860,698
EUR	39,088,002	USD	45,275,632	8/3/20	768,105
EUR	10,368,739	USD	11,668,823	8/3/20	545,039
EUR	23,641,564	USD	27,384,023	8/3/20	464,572
EUR	13,769,477	USD	15,949,186	8/3/20	270,579
EUR	11,091,939	USD	12,847,793	8/3/20	217,964
EUR	9,200,000	USD	10,656,360	8/3/20	180,786
EUR	5,774,000	USD	6,688,024	8/3/20	113,463
EUR	1,850,344	USD	2,082,349	8/3/20	97,264
EUR	1,719,189	USD	1,934,750	8/3/20	90,370
EUR	279,000	USD	313,982	8/3/20	14,666
EUR	279,000	USD	329,067	8/3/20	(418)
EUR	1,719,189	USD	2,027,698	8/3/20	(2,578)
EUR	1,850,344	USD	2,182,388	8/3/20	(2,774)
EUR	5,774,000	USD	6,810,144	8/3/20	(8,657)
EUR	9,200,000	USD	10,850,940	8/3/20	(13,794)
EUR	11,091,939	USD	13,082,387	8/3/20	(16,631)
EUR	13,769,477	USD	16,240,410	8/3/20	(20,645)
EUR	23,641,564	USD	27,884,042	8/3/20	(35,447)
EUR	35,397,612	USD	41,749,713	8/3/20	(53,073)
EUR	39,088,002	USD	46,102,344	8/3/20	(58,607)
EUR	188,784,532	USD	222,661,916	8/3/20	(283,054)
USD	210,432,507	EUR	178,415,793	8/3/20	267,508
USD	46,102,344	EUR	39,088,002	8/3/20	58,607
USD	41,749,713	EUR	35,397,612	8/3/20	53,073
USD	27,884,042	EUR	23,641,564	8/3/20	35,447
USD	16,240,410	EUR	13,769,477	8/3/20	20,645
USD	13,082,387	EUR	11,091,939	8/3/20	16,631
USD	12,229,409	EUR	10,368,739	8/3/20	15,546
USD	10,850,940	EUR	9,200,000	8/3/20	13,794
USD	6,810,144	EUR	5,774,000	8/3/20	8,657
USD	2,182,388	EUR	1,850,344	8/3/20	2,774
USD	2,027,698	EUR	1,719,189	8/3/20	2,578
USD	329,067	EUR	279,000	8/3/20	418
USD	323,166	EUR	279,000	8/3/20	(5,483)
USD	1,991,337	EUR	1,719,189	8/3/20	(33,783)
USD	2,143,253	EUR	1,850,344	8/3/20	(36,360)
USD	6,497,973	EUR	5,774,000	8/3/20	(303,514)
USD	10,353,542	EUR	9,200,000	8/3/20	(483,604)
USD	12,482,702	EUR	11,091,939	8/3/20	(583,055)
USD	41,001,054	EUR	35,397,612	8/3/20	(695,586)
USD	15,495,963	EUR	13,769,477	8/3/20	(723,802)
USD	26,605,861	EUR	23,641,564	8/3/20	(1,242,734)
USD	43,989,051	EUR	39,088,002	8/3/20	(2,054,686)
USD	212,455,280	EUR	188,784,532	8/3/20	(9,923,581)
BRL	30,269,000	USD	5,843,831	8/4/20	(41,337)
BRL	30,269,000	USD	5,817,270	8/4/20	(14,776)
EUR	110,381,544	USD	130,526,176	8/4/20	(502,164)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	285,342,170	USD	337,417,116	8/4/20	$(1,298,122)
USD	5,546,973	BRL	30,269,000	8/4/20	(255,521)
USD	5,817,270	BRL	30,269,000	8/4/20	14,776
USD	331,310,793	EUR	285,342,170	8/4/20	(4,808,201)
USD	123,989,823	EUR	110,381,544	8/4/20	(6,034,189)
NZD	9,318,336	USD	6,203,216	8/5/20	(23,283)
NZD	10,406,442	USD	6,927,568	8/5/20	(26,002)
USD	5,972,008	NZD	9,318,336	8/5/20	(207,925)
USD	6,669,361	NZD	10,406,442	8/5/20	(232,204)
SGD	11,272,943	USD	8,144,013	8/6/20	60,458
USD	8,842,047	PEN	31,081,563	8/6/20	47,251
USD	24,870,213	PEN	85,081,000	8/6/20	795,811
USD	8,234,827	SGD	11,272,943	8/6/20	30,356
EUR	1,886,441	USD	2,125,434	8/7/20	96,838
EUR	502,921	USD	569,090	8/7/20	23,362
PHP	256,728,338	USD	5,043,779	8/7/20	179,652
USD	4,080,996	EUR	3,600,000	8/7/20	(159,889)
USD	12,907,587	EUR	11,870,519	8/7/20	(1,076,163)
USD	41,459,008	EUR	36,572,549	8/7/20	(1,624,315)
USD	35,623,914	EUR	32,761,689	8/7/20	(2,970,126)
USD	82,001,961	EUR	72,337,013	8/7/20	(3,212,740)
USD	45,600,408	EUR	41,936,616	8/7/20	(3,801,911)
USD	41,164,916	PHP	2,095,294,228	8/7/20	(1,466,234)
KRW	21,468,730,728	USD	17,629,400	8/10/20	379,818
KRW	10,230,636,988	USD	8,400,572	8/10/20	181,480
USD	8,804,658	KRW	10,742,123,572	8/10/20	(206,459)
USD	8,799,249	KRW	10,742,123,572	8/10/20	(211,868)
USD	8,344,323	KRW	10,215,120,572	8/10/20	(224,713)
EUR	31,189,070	USD	34,761,341	8/11/20	1,983,146
EUR	27,120,930	USD	30,251,635	8/11/20	1,700,093
USD	62,958,829	EUR	58,056,000	8/11/20	(5,438,143)
AUD	79,982,533	USD	56,021,686	8/12/20	1,123,438
AUD	24,047,320	USD	16,843,320	8/12/20	337,770
USD	67,065,681	AUD	93,819,150	8/12/20	34,709
USD	20,342,838	AUD	29,043,605	8/12/20	(407,948)
USD	50,020,292	AUD	71,414,303	8/12/20	(1,003,088)
RUB	51,363,000	USD	715,757	8/14/20	(24,651)
USD	4,316,726	RUB	302,729,400	8/14/20	243,402
USD	4,092,779	RUB	286,675,000	8/14/20	235,472
USD	3,950,817	RUB	276,992,600	8/14/20	223,791
USD	3,632,726	RUB	254,823,000	8/14/20	203,999
USD	1,084,000	RUB	78,590,000	8/14/20	26,546
USD	645,048	RUB	44,559,000	8/14/20	45,492
NZD	14,215,000	USD	9,283,788	8/17/20	143,812
USD	9,665,197	NZD	14,799,000	8/17/20	(149,720)
USD	19,449,258	NZD	29,780,000	8/17/20	(301,281)
NZD	6,708,000	USD	4,150,434	8/19/20	298,423
USD	4,119,384	NZD	6,878,825	8/19/20	(442,766)
USD	7,709,510	NZD	12,873,858	8/19/20	(828,646)
USD	17,541,191	ZAR	296,497,000	8/19/20	224,306
USD	8,515,664	ZAR	144,368,604	8/19/20	83,826
USD	1,003,976	ZAR	16,740,000	8/19/20	26,278

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	11,710,678	ZAR	203,952,000	8/19/20	$(201,123)
USD	1,072,110	JPY	114,682,000	8/20/20	(11,463)
EUR	2,858,527	USD	3,213,356	8/21/20	155,048
USD	40,708,395	EUR	37,416,320	8/21/20	(3,381,896)
NZD	13,944,849	USD	9,266,603	8/24/20	(18,090)
USD	42,590,952	NZD	64,093,000	8/24/20	83,146
JPY	6,024,777,444	USD	56,031,989	8/26/20	896,841
USD	25,473,428	JPY	2,739,002,091	8/26/20	(407,725)
USD	15,466,683	RUB	1,126,321,000	8/31/20	346,251
KRW	10,841,517,000	USD	9,066,178	9/2/20	7,985
USD	5,838,533	BRL	30,269,000	9/2/20	43,468
USD	468,219,400	EUR	395,723,714	9/2/20	1,791,483
USD	6,927,620	NZD	10,406,442	9/3/20	25,766
USD	6,203,263	NZD	9,318,336	9/3/20	23,072
AUD	46,685,582	USD	32,390,924	9/8/20	967,794
USD	33,705,307	AUD	48,580,025	9/8/20	(1,007,066)
JPY	2,060,285,832	USD	18,908,210	9/9/20	562,972
USD	4,236,514	NZD	6,473,000	9/10/20	(56,573)
USD	33,286,052	NZD	50,858,000	9/10/20	(444,494)
USD	14,955,416	ZAR	256,780,000	9/15/20	1,872
PLN	125,657,800	USD	32,891,612	9/16/20	668,874
USD	31,874,964	PLN	125,657,800	9/16/20	(1,685,523)
USD	223,673	ZAR	4,247,300	9/17/20	(23,615)
USD	14,742,876	ZAR	279,951,000	9/17/20	(1,556,534)
USD	67,641,986	ZAR	1,284,446,912	9/17/20	(7,141,552)
ZAR	257,360,000	USD	13,553,181	9/17/20	1,430,927
CAD	4,543,533	USD	3,348,960	9/18/20	43,483
MXN	103,308,000	USD	4,591,263	9/21/20	22,306
USD	4,528,428	MXN	103,308,000	9/21/20	(85,141)
USD	105,494	PHP	5,284,000	9/30/20	(1,736)
GBP	24,507,000	USD	30,568,586	10/5/20	1,521,858
GBP	8,687,574	USD	10,836,367	10/5/20	539,489
KRW	14,704,247,812	USD	12,250,783	10/5/20	57,580
USD	1,453,123	GBP	1,120,000	10/5/20	(13,450)
CHF	44,551,869	USD	47,551,412	10/8/20	1,254,048
JPY	1,666,713,456	USD	15,489,470	10/8/20	268,544
NOK	324,146,700	USD	34,488,021	10/8/20	1,133,725
NZD	6,343,058	USD	4,154,798	10/8/20	52,101
USD	17,692,221	NOK	166,286,000	10/8/20	(581,596)
USD	2,723,552	NZD	4,158,000	10/8/20	(34,153)
USD	7,122,633	NZD	10,874,000	10/8/20	(89,318)
SEK	130,456,918	USD	14,282,171	10/15/20	586,629
USD	15,735,222	ZAR	275,080,000	10/19/20	(227,586)
KRW	5,229,777,000	USD	4,340,312	10/20/20	37,527
USD	8,145,269	SGD	11,272,943	10/28/20	(60,922)

					$(40,713,543)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CRC	934,700,000	USD	1,591,304	Citibank, N.A.	8/3/20	$5,819	$—
CRC	934,700,000	USD	1,592,334	Citibank, N.A.	8/3/20	4,789	—
USD	1,625,565	CRC	934,700,000	Citibank, N.A.	8/3/20	28,443	—
USD	1,591,304	CRC	934,700,000	Citibank, N.A.	8/3/20	—	(5,819)
EUR	3,863,159	HUF	1,342,888,000	Bank of America, N.A.	8/4/20	—	(42,597)
EUR	3,760,893	HUF	1,308,092,000	Bank of America, N.A.	8/4/20	—	(44,045)
EUR	15,367,874	HUF	5,396,160,000	Bank of America, N.A.	8/4/20	—	(354,401)
EUR	43,170,753	HUF	15,389,510,000	BNP Paribas	8/4/20	—	(1,785,185)
EUR	2,931,162	HUF	1,012,664,000	Citibank, N.A.	8/4/20	—	(10,947)
EUR	2,983,474	HUF	1,030,239,000	Standard Chartered Bank	8/4/20	—	(9,439)
EUR	73,609,599	USD	82,728,356	Bank of America, N.A.	8/4/20	3,980,119	—
EUR	43,382,723	USD	50,214,764	Bank of America, N.A.	8/4/20	887,942	—
EUR	13,115,714	USD	15,012,850	Bank of America, N.A.	8/4/20	436,814	—
EUR	7,687,867	USD	8,713,113	Bank of America, N.A.	8/4/20	342,815	—
EUR	15,653,950	USD	18,119,181	Bank of America, N.A.	8/4/20	320,400	—
EUR	11,091,939	USD	12,838,731	Bank of America, N.A.	8/4/20	227,026	—
EUR	9,200,000	USD	10,648,844	Bank of America, N.A.	8/4/20	188,302	—
EUR	8,226,305	USD	9,521,808	Bank of America, N.A.	8/4/20	168,373	—
EUR	8,191,609	USD	9,481,649	Bank of America, N.A.	8/4/20	167,663	—
EUR	7,703,664	USD	8,916,861	Bank of America, N.A.	8/4/20	157,676	—
EUR	7,351,054	USD	8,508,721	Bank of America, N.A.	8/4/20	150,459	—
EUR	2,850,491	USD	3,248,149	Bank of America, N.A.	8/4/20	109,589	—
EUR	4,445,000	USD	5,145,012	Bank of America, N.A.	8/4/20	90,979	—
EUR	3,946,517	USD	4,568,027	Bank of America, N.A.	8/4/20	80,776	—
EUR	3,946,414	USD	4,567,907	Bank of America, N.A.	8/4/20	80,774	—
EUR	3,944,405	USD	4,565,582	Bank of America, N.A.	8/4/20	80,733	—
EUR	2,618,344	USD	3,030,689	Bank of America, N.A.	8/4/20	53,591	—
EUR	1,973,970	USD	2,284,837	Bank of America, N.A.	8/4/20	40,402	—
EUR	744,784	USD	848,227	Bank of America, N.A.	8/4/20	29,091	—
EUR	1,189,129	USD	1,376,397	Bank of America, N.A.	8/4/20	24,339	—
EUR	1,114,643	USD	1,290,181	Bank of America, N.A.	8/4/20	22,814	—
EUR	610,769	USD	706,955	Bank of America, N.A.	8/4/20	12,501	—
EUR	298,037	USD	344,973	Bank of America, N.A.	8/4/20	6,100	—
EUR	230,317,058	USD	267,421,136	BNP Paribas	8/4/20	3,880,992	—
EUR	32,647,912	USD	37,907,490	BNP Paribas	8/4/20	550,138	—
EUR	22,377,200	USD	25,982,167	BNP Paribas	8/4/20	377,070	—
EUR	395,723,714	USD	467,943,292	BNP Paribas	8/4/20	—	(1,800,286)
EUR	15,415,259	USD	17,636,521	Citibank, N.A.	8/4/20	521,894	—
EUR	5,774,000	USD	6,606,005	Citibank, N.A.	8/4/20	195,482	—
EUR	4,969,062	USD	5,667,067	Citibank, N.A.	8/4/20	186,243	—
EUR	2,672,863	USD	3,002,605	Citibank, N.A.	8/4/20	145,896	—
EUR	2,658,182	USD	2,986,112	Citibank, N.A.	8/4/20	145,095	—
EUR	1,442,454	USD	1,644,808	Citibank, N.A.	8/4/20	54,332	—
EUR	28,202,661	USD	32,284,060	HSBC Bank USA, N.A.	8/4/20	937,283	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	2,388,749	USD	2,726,900	Morgan Stanley & Co. International PLC	8/4/20	$86,928	$—
EUR	940,443	USD	1,073,629	Morgan Stanley & Co. International PLC	8/4/20	34,167	—
EUR	9,352,992	USD	10,639,349	Standard Chartered Bank	8/4/20	378,014	—
EUR	1,865,288	USD	2,116,596	Standard Chartered Bank	8/4/20	80,622	—
EUR	1,857,899	USD	2,113,466	Standard Chartered Bank	8/4/20	75,047	—
EUR	1,734,261	USD	1,967,915	Standard Chartered Bank	8/4/20	74,958	—
EUR	1,484,698	USD	1,703,383	Standard Chartered Bank	8/4/20	45,518	—
EUR	1,169,753	USD	1,355,682	Standard Chartered Bank	8/4/20	22,229	—
EUR	1,160,469	USD	1,344,754	Standard Chartered Bank	8/4/20	22,222	—
EUR	1,054,834	USD	1,222,344	Standard Chartered Bank	8/4/20	20,199	—
EUR	241,734,630	USD	280,744,556	State Street Bank and Trust Company	8/4/20	4,006,908	—
EUR	35,397,612	USD	41,001,762	State Street Bank and Trust Company	8/4/20	694,878	—
EUR	1,850,344	USD	2,143,290	State Street Bank and Trust Company	8/4/20	36,323	—
EUR	1,719,189	USD	1,991,371	State Street Bank and Trust Company	8/4/20	33,749	—
EUR	279,000	USD	323,171	State Street Bank and Trust Company	8/4/20	5,477	—
EUR	12,664,513	USD	14,238,586	UBS AG	8/4/20	679,586	—
EUR	7,943,470	USD	8,930,764	UBS AG	8/4/20	426,252	—
EUR	6,878,443	USD	7,733,364	UBS AG	8/4/20	369,102	—
EUR	6,070,000	USD	6,824,440	UBS AG	8/4/20	325,720	—
EUR	4,967,076	USD	5,584,434	UBS AG	8/4/20	266,536	—
EUR	1,374,333	USD	1,545,149	UBS AG	8/4/20	73,748	—
EUR	2,125,148	USD	2,450,537	UBS AG	8/4/20	52,782	—
HUF	200,000,000	EUR	561,938	Bank of America, N.A.	8/4/20	22,144	—
HUF	3,067,050,000	EUR	8,864,619	Barclays Bank PLC	8/4/20	48,439	—
HUF	8,187,472,000	EUR	23,146,106	BNP Paribas	8/4/20	739,417	—
HUF	7,202,038,000	EUR	20,337,272	BNP Paribas	8/4/20	677,512	—
HUF	5,476,883,000	EUR	15,499,850	Standard Chartered Bank	8/4/20	475,044	—
HUF	1,346,110,000	EUR	3,809,818	Standard Chartered Bank	8/4/20	116,450	—
USD	1,167,382	EUR	1,030,020	Bank of America, N.A.	8/4/20	—	(45,930)
USD	12,062,788	EUR	10,421,568	Bank of America, N.A.	8/4/20	—	(213,305)
USD	20,911,159	EUR	18,066,062	Bank of America, N.A.	8/4/20	—	(369,770)
USD	22,695,773	EUR	20,194,124	Bank of America, N.A.	8/4/20	—	(1,091,909)
USD	33,971,382	EUR	30,226,876	Bank of America, N.A.	8/4/20	—	(1,634,387)
USD	127,764,761	EUR	110,381,544	Bank of America, N.A.	8/4/20	—	(2,259,251)
USD	48,756,975	EUR	43,382,723	Bank of America, N.A.	8/4/20	—	(2,345,732)
USD	467,943,292	EUR	395,723,714	BNP Paribas	8/4/20	1,800,286	—
USD	4,325,486	EUR	3,662,593	BNP Paribas	8/4/20	11,132	—
USD	280,815,868	EUR	241,734,630	BNP Paribas	8/4/20	—	(3,935,597)
USD	17,259,301	EUR	15,085,548	Citibank, N.A.	8/4/20	—	(510,731)
USD	18,391,905	EUR	16,075,505	Citibank, N.A.	8/4/20	—	(544,247)
USD	77,928,442	EUR	68,113,611	Citibank, N.A.	8/4/20	—	(2,306,030)
USD	32,677,041	EUR	28,202,661	Morgan Stanley & Co. International PLC	8/4/20	—	(544,301)
USD	6,688,140	EUR	5,774,000	State Street Bank and Trust Company	8/4/20	—	(113,347)
USD	10,656,544	EUR	9,200,000	State Street Bank and Trust Company	8/4/20	—	(180,602)
USD	12,848,015	EUR	11,091,939	State Street Bank and Trust Company	8/4/20	—	(217,742)
USD	15,949,461	EUR	13,769,477	State Street Bank and Trust Company	8/4/20	—	(270,304)
USD	27,384,496	EUR	23,641,564	State Street Bank and Trust Company	8/4/20	—	(464,099)
USD	45,276,414	EUR	39,088,002	State Street Bank and Trust Company	8/4/20	—	(767,323)
USD	206,662,581	EUR	178,415,793	State Street Bank and Trust Company	8/4/20	—	(3,502,418)
USD	335,080	EUR	298,037	UBS AG	8/4/20	—	(15,993)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	686,681	EUR	610,769	UBS AG	8/4/20	$—	$(32,774)
USD	1,061,274	EUR	943,951	UBS AG	8/4/20	—	(50,653)
USD	1,253,182	EUR	1,114,643	UBS AG	8/4/20	—	(59,812)
USD	1,336,926	EUR	1,189,129	UBS AG	8/4/20	—	(63,809)
USD	2,080,323	EUR	1,850,344	UBS AG	8/4/20	—	(99,291)
USD	2,118,694	EUR	1,884,473	UBS AG	8/4/20	—	(101,122)
USD	4,434,655	EUR	3,944,405	UBS AG	8/4/20	—	(211,659)
USD	4,436,914	EUR	3,946,414	UBS AG	8/4/20	—	(211,767)
USD	4,437,030	EUR	3,946,517	UBS AG	8/4/20	—	(211,773)
USD	4,997,469	EUR	4,445,000	UBS AG	8/4/20	—	(238,522)
USD	5,161,880	EUR	4,591,235	UBS AG	8/4/20	—	(246,369)
USD	5,646,737	EUR	5,022,492	UBS AG	8/4/20	—	(269,510)
USD	8,661,153	EUR	7,703,664	UBS AG	8/4/20	—	(413,384)
EUR	14,634,256	RSD	1,721,134,880	JPMorgan Chase Bank, N.A.	8/6/20	281	—
USD	1,235,397	CRC	711,700,000	Citibank, N.A.	8/6/20	19,348	—
USD	5,877,569	CNH	42,059,295	Bank of America, N.A.	8/7/20	—	(138,219)
USD	5,880,856	CNH	42,059,295	Goldman Sachs International	8/7/20	—	(134,932)
USD	3,551,469	CNH	25,416,410	UBS AG	8/7/20	—	(83,868)
USD	4,901,178	PHP	249,170,000	Australia and New Zealand Banking Group Limited	8/7/20	—	(168,470)
KRW	47,522,280,000	USD	39,762,138	Australia and New Zealand Banking Group Limited	8/10/20	102,310	—
UGX	2,576,770,000	USD	645,807	Citibank, N.A.	8/10/20	52,424	—
USD	9,616,423	THB	304,119,367	Standard Chartered Bank	8/10/20	—	(136,061)
USD	664,458	UGX	2,576,770,000	Citibank, N.A.	8/10/20	—	(33,773)
USD	975,390	CRC	562,800,000	Citibank, N.A.	8/12/20	13,839	—
ZAR	14,690,000	USD	893,000	Standard Chartered Bank	8/13/20	—	(34,472)
ZAR	42,068,000	USD	2,552,898	Standard Chartered Bank	8/13/20	—	(94,316)
ZAR	1,002,581,247	USD	59,338,516	Standard Chartered Bank	8/13/20	—	(744,632)
ZAR	400,000,000	USD	23,712,956	State Street Bank and Trust Company	8/13/20	—	(335,745)
UGX	3,610,435,000	USD	907,829	Standard Chartered Bank	8/14/20	69,802	—
USD	909,422	UGX	3,610,435,000	Standard Chartered Bank	8/14/20	—	(68,209)
USD	3,296,192	RSD	340,084,582	JPMorgan Chase Bank, N.A.	8/17/20	—	(110,015)
USD	26,455,222	THB	849,609,458	Standard Chartered Bank	8/18/20	—	(789,312)
USD	3,458,491	CNH	24,220,000	Citibank, N.A.	8/24/20	—	(1,987)
USD	23,999,808	IDR	352,690,000,000	Standard Chartered Bank	8/24/20	44,089	—
USD	7,791,297	THB	241,351,000	Standard Chartered Bank	8/24/20	51,988	—
EUR	1,028,351	HUF	365,070,000	Bank of America, N.A.	8/26/20	—	(36,535)
EUR	15,373,659	HUF	5,364,200,000	Bank of America, N.A.	8/26/20	—	(226,345)
EUR	15,490,040	HUF	5,476,883,000	Standard Chartered Bank	8/26/20	—	(474,536)
HUF	11,206,153,000	EUR	31,991,758	Morgan Stanley & Co. International PLC	8/26/20	619,909	—
USD	2,587,322	CRC	1,500,000,000	Citibank, N.A.	8/26/20	25,048	—
OMR	1,946,000	USD	4,989,744	Deutsche Bank AG	8/27/20	62,112	—
USD	4,940,466	OMR	1,946,000	Deutsche Bank AG	8/27/20	—	(111,390)
EUR	110,381,544	USD	127,838,606	Bank of America, N.A.	8/31/20	2,259,356	—
EUR	18,066,062	USD	20,923,245	Bank of America, N.A.	8/31/20	369,787	—
EUR	10,421,568	USD	12,069,760	Bank of America, N.A.	8/31/20	213,315	—
EUR	285,342,170	USD	331,496,265	BNP Paribas	8/31/20	4,813,895	—
EUR	10,483,758	USD	12,201,270	BNP Paribas	8/31/20	155,103	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	5,498,931	USD	6,469,614	BNP Paribas	8/31/20	$11,540	$—
EUR	2,571,940	USD	3,020,568	BNP Paribas	8/31/20	10,773	—
EUR	2,570,903	USD	3,019,350	BNP Paribas	8/31/20	10,768	—
EUR	2,570,903	USD	3,019,350	BNP Paribas	8/31/20	10,768	—
EUR	1,375,511	USD	1,617,219	BNP Paribas	8/31/20	3,987	—
EUR	1,374,577	USD	1,616,121	BNP Paribas	8/31/20	3,984	—
EUR	1,373,502	USD	1,614,857	BNP Paribas	8/31/20	3,981	—
EUR	187,953	USD	218,647	BNP Paribas	8/31/20	2,878	—
EUR	3,662,593	USD	4,327,954	BNP Paribas	8/31/20	—	(11,147)
EUR	76,298	USD	88,523	Standard Chartered Bank	8/31/20	1,403	—
EUR	2,711,031	USD	3,189,584	UBS AG	8/31/20	5,692	—
USD	345,172	EUR	298,037	Bank of America, N.A.	8/31/20	—	(6,100)
USD	707,363	EUR	610,769	Bank of America, N.A.	8/31/20	—	(12,502)
USD	1,290,926	EUR	1,114,643	Bank of America, N.A.	8/31/20	—	(22,815)
USD	1,377,193	EUR	1,189,129	Bank of America, N.A.	8/31/20	—	(24,340)
USD	2,286,158	EUR	1,973,970	Bank of America, N.A.	8/31/20	—	(40,404)
USD	3,032,441	EUR	2,618,344	Bank of America, N.A.	8/31/20	—	(53,594)
USD	4,568,221	EUR	3,944,405	Bank of America, N.A.	8/31/20	—	(80,736)
USD	4,570,547	EUR	3,946,414	Bank of America, N.A.	8/31/20	—	(80,778)
USD	4,570,667	EUR	3,946,517	Bank of America, N.A.	8/31/20	—	(80,780)
USD	5,147,986	EUR	4,445,000	Bank of America, N.A.	8/31/20	—	(90,983)
USD	8,513,638	EUR	7,351,054	Bank of America, N.A.	8/31/20	—	(150,466)
USD	8,922,014	EUR	7,703,664	Bank of America, N.A.	8/31/20	—	(157,683)
USD	9,487,129	EUR	8,191,609	Bank of America, N.A.	8/31/20	—	(167,671)
USD	9,527,311	EUR	8,226,305	Bank of America, N.A.	8/31/20	—	(168,381)
USD	10,654,998	EUR	9,200,000	Bank of America, N.A.	8/31/20	—	(188,311)
USD	12,846,151	EUR	11,091,939	Bank of America, N.A.	8/31/20	—	(227,036)
USD	18,129,654	EUR	15,653,950	Bank of America, N.A.	8/31/20	—	(320,415)
USD	50,243,787	EUR	43,382,723	Bank of America, N.A.	8/31/20	—	(887,984)
USD	25,996,712	EUR	22,377,200	BNP Paribas	8/31/20	—	(377,517)
USD	37,928,711	EUR	32,647,912	BNP Paribas	8/31/20	—	(550,790)
USD	267,570,842	EUR	230,317,058	BNP Paribas	8/31/20	—	(3,885,588)
USD	5,830,940	ZAR	103,617,246	Credit Agricole Corporate and Investment Bank	8/31/20	—	(212,937)
ZAR	103,617,246	USD	5,616,817	Credit Agricole Corporate and Investment Bank	8/31/20	427,060	—
USD	3,271,466	ZAR	60,110,000	Bank of America, N.A.	9/3/20	—	(233,541)
USD	5,031,612	ZAR	92,842,000	Credit Agricole Corporate and Investment Bank	9/3/20	—	(381,995)
ZAR	60,110,000	USD	3,272,514	Bank of America, N.A.	9/3/20	232,493	—
ZAR	92,842,000	USD	5,067,326	Credit Agricole Corporate and Investment Bank	9/3/20	346,281	—
THB	50,122,245	USD	1,619,602	Standard Chartered Bank	9/25/20	—	(12,451)
THB	60,852,585	USD	1,963,826	Standard Chartered Bank	9/25/20	—	(12,610)
THB	60,852,585	USD	1,963,937	Standard Chartered Bank	9/25/20	—	(12,722)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
THB	60,852,585	USD	1,964,523	Standard Chartered Bank	9/25/20	$—	$(13,308)
THB	213,342,663	USD	6,893,751	Standard Chartered Bank	9/25/20	—	(52,999)
THB	259,015,779	USD	8,358,920	Standard Chartered Bank	9/25/20	—	(53,676)
THB	259,015,779	USD	8,359,393	Standard Chartered Bank	9/25/20	—	(54,149)
THB	259,015,779	USD	8,361,888	Standard Chartered Bank	9/25/20	—	(56,644)
USD	5,776,914	THB	178,584,633	Standard Chartered Bank	9/25/20	50,665	—
USD	31,402,700	THB	980,879,038	Standard Chartered Bank	9/25/20	—	(48,819)
USD	31,383,041	CNH	222,582,776	Citibank, N.A.	10/9/20	—	(333,169)
USD	947,460	CRC	556,500,000	Citibank, N.A.	10/15/20	—	(2,756)
EUR	3,802,159	HUF	1,346,110,000	Standard Chartered Bank	10/19/20	—	(116,132)
HUF	1,346,110,000	EUR	3,836,253	BNP Paribas	10/19/20	75,907	—
USD	5,208,847	CNH	37,000,000	Citibank, N.A.	10/21/20	—	(59,710)
USD	959,642	CRC	563,300,000	Citibank, N.A.	10/21/20	—	(2,021)
USD	1,915,855	CRC	1,127,500,000	Citibank, N.A.	10/22/20	—	(8,951)
EUR	13,811,909	RSD	1,626,352,226	HSBC Bank USA, N.A.	10/26/20	8,080	—
EUR	945,855	RSD	111,374,372	HSBC Bank USA, N.A.	10/26/20	553	—
USD	10,000,000	IDR	148,100,000,000	Deutsche Bank AG	10/26/20	76,586	—
USD	6,289,459	IDR	93,197,208,210	Standard Chartered Bank	10/26/20	44,797	—
USD	1,586,658	CRC	934,700,000	Citibank, N.A.	10/30/20	—	(8,648)
EGP	95,900,000	USD	5,407,387	Goldman Sachs International	11/12/20	441,823	—
OMR	2,165,000	USD	5,469,934	BNP Paribas	2/16/21	112,276	—
USD	5,479,625	OMR	2,165,000	BNP Paribas	2/16/21	—	(102,585)
TRY	15,546,000	USD	2,079,778	Citibank, N.A.	2/26/21	—	(97,024)
TRY	9,413,645	USD	1,259,334	Standard Chartered Bank	2/26/21	—	(58,707)
TRY	64,285,000	USD	8,590,484	Standard Chartered Bank	2/26/21	—	(391,503)
TRY	107,066,000	USD	14,317,465	Standard Chartered Bank	2/26/21	—	(662,147)
TRY	107,052,000	USD	14,317,507	Standard Chartered Bank	2/26/21	—	(663,975)
USD	224,620	TRY	1,700,000	Citibank, N.A.	2/26/21	7,800	—
USD	11,506,751	TRY	80,289,000	Standard Chartered Bank	2/26/21	1,266,602	—
USD	9,205,351	TRY	64,075,000	Standard Chartered Bank	2/26/21	1,033,153	—
USD	9,205,539	TRY	64,092,000	Standard Chartered Bank	2/26/21	1,031,173	—
USD	5,753,439	TRY	40,237,000	Standard Chartered Bank	2/26/21	621,567	—
USD	1,989,529	TRY	14,440,000	Standard Chartered Bank	2/26/21	147,835	—
USD	4,070,803	TRY	30,870,000	Standard Chartered Bank	2/26/21	133,609	—
USD	22,086	TRY	154,000	Standard Chartered Bank	2/26/21	2,445	—
EGP	136,520,000	USD	7,726,089	Goldman Sachs International	3/8/21	338,992	—
EGP	75,050,000	USD	4,237,719	Goldman Sachs International	3/8/21	195,949	—
EGP	489,295,000	USD	26,999,674	HSBC Bank USA, N.A.	3/8/21	1,906,011	—
EGP	147,335,000	USD	8,309,927	HSBC Bank USA, N.A.	3/8/21	394,064	—
USD	10,316,284	EGP	179,916,000	Goldman Sachs International	3/8/21	—	(312,467)
USD	21,908,945	EGP	382,092,000	Goldman Sachs International	3/8/21	—	(663,595)
USD	21,908,945	EGP	382,092,000	Goldman Sachs International	3/8/21	—	(663,595)
OMR	2,000,000	USD	5,037,783	Standard Chartered Bank	3/10/21	113,674	—
USD	46,099,201	OMR	18,170,000	Standard Chartered Bank	3/10/21	—	(701,788)
USD	8,023,144	BHD	3,039,167	Standard Chartered Bank	3/11/21	—	(17,833)
USD	6,685,631	SAR	25,265,000	Standard Chartered Bank	3/11/21	—	(38,112)
USD	10,723,443	BHD	4,061,000	Standard Chartered Bank	3/16/21	—	(20,540)
USD	23,189,500	OMR	9,138,750	Standard Chartered Bank	3/29/21	—	(328,490)
USD	23,457,728	AED	86,430,000	BNP Paribas	4/5/21	—	(55,330)
USD	100,000,000	AED	368,410,000	Credit Agricole Corporate and Investment Bank	4/5/21	—	(224,989)
USD	6,889,064	AED	25,380,000	BNP Paribas	4/8/21	—	(15,389)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	13,779,125	AED	50,749,895	BNP Paribas	4/8/21	$—	$(27,031)
USD	61,323,814	AED	225,892,400	Standard Chartered Bank	4/8/21	—	(128,644)
USD	77,166,210	AED	284,180,000	Standard Chartered Bank	4/8/21	—	(142,985)
USD	9,084,659	OMR	3,568,000	BNP Paribas	4/8/21	—	(93,062)
USD	7,091,855	OMR	2,781,000	Standard Chartered Bank	4/26/21	—	(55,497)
USD	6,292,606	TRY	48,329,354	Standard Chartered Bank	5/17/21	372,793	—
USD	15,804,790	TRY	126,707,000	Standard Chartered Bank	5/17/21	284,579	—
USD	4,741,461	TRY	37,440,000	Standard Chartered Bank	5/17/21	155,474	—
USD	3,160,948	TRY	24,687,000	Standard Chartered Bank	5/17/21	137,062	—
USD	3,160,870	TRY	24,718,000	Standard Chartered Bank	5/17/21	133,187	—
USD	3,160,994	TRY	24,798,000	Standard Chartered Bank	5/17/21	123,513	—
USD	3,160,916	TRY	25,055,000	Standard Chartered Bank	5/17/21	91,955	—
USD	7,902,339	TRY	63,843,000	Standard Chartered Bank	5/17/21	82,276	—
USD	193,088	TRY	1,493,560	Standard Chartered Bank	5/17/21	10,144	—
USD	3,218,128	GHS	21,658,000	ICBC Standard Bank plc	5/24/21	—	(121,022)
USD	1,380,699	GHS	9,254,000	Standard Chartered Bank	5/24/21	—	(46,048)
USD	17,461,490	OMR	6,858,000	Standard Chartered Bank	5/27/21	—	(138,283)
USD	684,132	GHS	4,570,000	JPMorgan Chase Bank, N.A.	5/28/21	—	(19,537)
USD	577,528	GHS	3,855,000	JPMorgan Chase Bank, N.A.	6/2/21	—	(15,084)
USD	1,878,190	GHS	12,659,000	Standard Chartered Bank	6/4/21	—	(66,560)
USD	1,863,080	GHS	12,641,000	JPMorgan Chase Bank, N.A.	6/7/21	—	(77,015)
USD	1,165,714	GHS	7,752,000	ICBC Standard Bank plc	6/14/21	—	(21,340)
USD	677,596	GHS	4,567,000	Standard Chartered Bank	6/16/21	—	(21,291)
USD	676,492	GHS	4,567,000	Standard Chartered Bank	6/18/21	—	(21,943)
USD	932,346	GHS	6,298,000	ICBC Standard Bank plc	6/21/21	—	(29,880)
USD	862,351	GHS	5,795,000	JPMorgan Chase Bank, N.A.	6/23/21	—	(22,454)
USD	1,193,573	GHS	7,985,000	JPMorgan Chase Bank, N.A.	7/1/21	—	(22,473)
USD	9,440,346	OMR	3,711,000	BNP Paribas	7/6/21	—	(65,210)
USD	9,949,641	OMR	3,912,000	Standard Chartered Bank	7/6/21	—	(70,767)
USD	1,183,759	GHS	7,872,000	JPMorgan Chase Bank, N.A.	7/12/21	—	(10,849)
USD	8,422,392	OMR	3,310,000	BNP Paribas	7/19/21	—	(50,807)
USD	35,093,372	OMR	13,793,450	Standard Chartered Bank	8/9/21	—	(181,150)
USD	1,085,187	AED	4,000,000	Standard Chartered Bank	1/31/22	—	(714)
USD	78,294,208	AED	288,627,683	Standard Chartered Bank	2/10/22	—	(54,705)
USD	6,701,464	BHD	2,555,000	Bank of America, N.A.	3/14/22	—	(21,978)
USD	13,371,339	SAR	50,898,000	Standard Chartered Bank	3/14/22	—	(121,441)
USD	32,193,679	SAR	122,510,000	Standard Chartered Bank	3/14/22	—	(283,048)
USD	3,538,199	BHD	1,350,000	Credit Agricole Corporate and Investment Bank	3/16/22	—	(14,176)
USD	3,038,592	BHD	1,171,833	Standard Chartered Bank	3/16/22	—	(44,957)
USD	13,404,845	BHD	5,116,000	Standard Chartered Bank	3/16/22	—	(57,342)
USD	6,701,258	BHD	2,583,000	Standard Chartered Bank	3/16/22	—	(95,620)
USD	14,866,113	SAR	56,350,000	BNP Paribas	3/24/22	—	(70,118)
USD	22,298,945	SAR	84,513,000	HSBC Bank USA, N.A.	3/24/22	—	(102,221)
USD	26,680,048	SAR	101,024,000	Standard Chartered Bank	3/28/22	—	(96,231)

						$45,732,901	$(48,011,810)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)	Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
9/2/20	COP 42,982,200	Republic of Colombia, 10.00%, 7/24/24	Goldman Sachs International	$11,514,117	$214,462
9/2/20	COP 10,940,900	Republic of Colombia, 10.00%, 7/24/24	Goldman Sachs International	2,930,860	(71,492)
9/2/20	COP 32,041,300	Republic of Colombia, 10.00%, 7/24/24	Goldman Sachs International	8,791,015	(207,758)

					$(64,788)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	62	Long	9/18/20	$10,116,850	$624,495
TOPIX Index	61	Long	9/10/20	8,623,731	(694,394)
MSCI Emerging Markets Index	(145)	Short	9/18/20	(7,752,425)	(634,375)

Interest Rate Futures
Euro-Bobl	(436)	Short	9/8/20	(69,457,436)	(559,809)
Euro-Bund	(53)	Short	9/8/20	(11,082,819)	(216,013)
Euro-Buxl	(68)	Short	9/8/20	(18,009,829)	(805,658)
U.S. 2-Year Treasury Note	(151)	Short	9/30/20	(33,368,641)	(37,750)
U.S. 5-Year Treasury Note	(494)	Short	9/30/20	(62,305,750)	(351,203)
U.S. 10-Year Treasury Note	(7)	Short	9/21/20	(980,547)	(12,359)
U.S. Long Treasury Bond	(19)	Short	9/21/20	(3,463,344)	(97,969)

					$(2,785,035)

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	13,634	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$(1,621,449)
EUR	13,669	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(1,675,338)
EUR	13,346	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	(1,684,437)
EUR	13,427	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	(1,778,352)
EUR	13,634	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	3,113,361
EUR	13,669	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	3,140,527
EUR	13,346	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	3,175,781
EUR	13,427	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	3,498,382
EUR	1,231	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	418,592
USD	3,927	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	(671,364)
USD	6,107	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	(960,871)
USD	6,072	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	(993,877)
USD	6,054	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	(998,483)
USD	5,275	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	(1,037,919)

							$1,924,553

CPI-U (NSA) — Consumer Price Index All Urban Non-Seasonally Adjusted

HICP — Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	50,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.22% (pays upon termination)	5/12/25	$878,894
Bank of America, N.A.	USD	25,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.27% (pays upon termination)	5/13/25	389,805

								$1,268,699

CPI-U (NSA) — Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	1,189,580	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	2.92% (pays upon termination)	1/3/22	$926,073	$—	$926,073
CAD	41,210	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.80% (pays semi-annually)	6/11/24	(1,481,636)	—	(1,481,636)
CAD	20,350	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.70% (pays semi-annually)	2/19/25	(755,023)	—	(755,023)
CAD	23,340	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.71% (pays semi-annually)	2/19/25	(871,613)	—	(871,613)
CAD	58,220	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	0.88% (pays semi-annually)	6/5/25	(437,978)	—	(437,978)
CLP	13,031,890	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.53% (pays semi-annually)	5/11/25	(476,550)	—	(476,550)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	6,418,690	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.48% (pays semi-annually)	5/13/25	$(212,762)	$—	$(212,762)
CLP	6,418,690	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.41% (pays semi-annually)	5/14/25	(184,775)	—	(184,775)
CLP	12,837,390	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.35% (pays semi-annually)	5/15/25	(330,077)	—	(330,077)
CLP	18,672,560	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.24% (pays semi-annually)	5/19/25	(333,783)	—	(333,783)
CNY	563,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.34% (pays quarterly)	7/27/22	(54,688)	—	(54,688)
CNY	581,750	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.34% (pays quarterly)	7/27/22	(56,510)	—	(56,510)
COP	62,519,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	(645,235)	—	(645,235)
COP	10,940,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.85% (pays quarterly)	5/6/25	(134,848)	—	(134,848)
COP	72,092,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.70% (pays quarterly)	5/7/25	(743,123)	—	(743,123)
COP	7,936,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.49% (pays quarterly)	5/13/25	(47,649)	—	(47,649)
COP	7,936,810	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.54% (pays quarterly)	5/14/25	(52,515)	—	(52,515)
COP	29,306,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	63,361	—	63,361
COP	44,982,400	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	132,275	—	132,275
COP	59,477,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	230,029	—	230,029
COP	29,163,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	148,991	—	148,991
EUR	7,400	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(370,281)	141,646	(228,635)
EUR	2,381	Receives	6-month EURIBOR (pays semi-annually)	(0.53)% (pays annually)	8/22/24	21,585	(3)	21,582

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	2,500	Receives	6-month EURIBOR (pays semi-annually)	(0.45)% (pays annually)	8/26/24	$11,965	$(3)	$11,962
EUR	1,000	Receives	6-month EURIBOR (pays semi-annually)	(0.52)% (pays annually)	8/30/24	9,118	(19)	9,099
EUR	2,500	Receives	6-month EURIBOR (pays semi-annually)	(0.46)% (pays annually)	9/12/24	12,192	—	12,192
EUR	3,813	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(155,882)	39,093	(116,789)
EUR	6,627	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(270,710)	24,704	(246,006)
EUR	6,421	Receives	6-month EURIBOR (pays semi-annually)	(0.05)% (pays annually)	8/6/29	(157,804)	(6)	(157,810)
EUR	7,000	Receives	6-month EURIBOR (pays semi-annually)	(0.08)% (pays annually)	8/6/29	(148,394)	(7)	(148,401)
EUR	4,728	Receives	6-month EURIBOR (pays semi-annually)	(0.16)% (pays annually)	9/12/29	(53,673)	2	(53,671)
EUR	1,847	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	(289,268)	—	(289,268)
EUR	454	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(72,280)	—	(72,280)
EUR	1,561	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(248,228)	27	(248,201)
EUR	1,821	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/13/50	(292,253)	—	(292,253)
EUR	781	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/14/50	(127,682)	—	(127,682)
EUR	3,316	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/17/50	(517,065)	(1)	(517,066)
EUR	2,876	Receives	6-month EURIBOR (pays semi-annually)	0.35% (pays annually)	2/18/50	(431,557)	(1)	(431,558)
EUR	4,108	Receives	6-month EURIBOR (pays semi-annually)	0.32% (pays annually)	2/21/50	(564,557)	33	(564,524)
EUR	16,000	Receives	6-month EURIBOR (pays semi-annually)	0.26% (pays annually)	2/25/50	(1,859,835)	4	(1,859,831)
EUR	2,510	Receives	6-month EURIBOR (pays semi-annually)	0.21% (pays annually)	2/26/50	(244,777)	—	(244,777)
EUR	7,009	Receives	6-month EURIBOR (pays semi-annually)	0.12% (pays annually)	6/8/50	(453,259)	(6)	(453,265)
GBP	23,102	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(3,238,487)	—	(3,238,487)
GBP	26,040	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(3,651,861)	—	(3,651,861)
KRW	17,462,170	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	0.92% (pays quarterly)	7/27/30	(5,136)	—	(5,136)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	23,283,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	0.92% (pays quarterly)	7/27/30	$(11,745)	$—	$(11,745)
NZD	16,900	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(2,223,687)	—	(2,223,687)
NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(5,136,382)	—	(5,136,382)
SGD	19,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	972,570	—	972,570
SGD	9,469	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	313,392	—	313,392
SGD	10,653	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.56% (pays semi-annually)	8/14/24	357,771	—	357,771
SGD	10,889	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	359,504	—	359,504
SGD	14,570	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.08% (pays semi-annually)	3/31/25	316,265	—	316,265
SGD	24,900	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.06% (pays semi-annually)	3/31/25	522,536	—	522,536
SGD	72,840	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.07% (pays semi-annually)	3/31/25	1,562,721	—	1,562,721
USD	3,700	Receives	3-month USD-LIBOR (pays quarterly)	0.52% (pays semi-annually)	3/19/23	(38,277)	—	(38,277)
USD	665	Receives	3-month USD-LIBOR (pays quarterly)	0.46% (pays semi-annually)	4/1/23	(5,881)	—	(5,881)
USD	2,300	Receives	3-month USD-LIBOR (pays quarterly)	0.47% (pays semi-annually)	4/3/23	(20,494)	—	(20,494)
USD	2,320	Receives	3-month USD-LIBOR (pays quarterly)	0.28% (pays semi-annually)	6/1/23	(6,511)	—	(6,511)
USD	1,688	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	(136,394)	—	(136,394)
USD	5,290	Receives	3-month USD-LIBOR (pays quarterly)	2.37% (pays semi-annually)	4/3/24	(459,475)	—	(459,475)
USD	186	Receives	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	7/5/24	(11,394)	—	(11,394)
USD	885	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	7/11/24	(57,442)	—	(57,442)
USD	350	Receives	3-month USD-LIBOR (pays quarterly)	1.80% (pays semi-annually)	7/22/24	(22,244)	—	(22,244)
USD	750	Receives	3-month USD-LIBOR (pays quarterly)	1.40% (pays semi-annually)	8/23/24	(40,231)	—	(40,231)
USD	1,500	Receives	3-month USD-LIBOR (pays quarterly)	1.64% (pays semi-annually)	11/7/24	(94,557)	—	(94,557)
USD	836	Receives	3-month USD-LIBOR (pays quarterly)	1.55% (pays semi-annually)	11/27/24	(49,562)	—	(49,562)
USD	3,880	Receives	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	1/23/25	(237,050)	—	(237,050)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	4,760	Receives	3-month USD-LIBOR (pays quarterly)	1.60% (pays semi-annually)	1/23/25	$(292,775)	$—	$(292,775)
USD	775	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	1/28/25	(43,824)	—	(43,824)
USD	2,344	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(129,758)	—	(129,758)
USD	4,650	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(272,886)	—	(272,886)
USD	780	Receives	3-month USD-LIBOR (pays quarterly)	1.44% (pays semi-annually)	2/18/25	(46,995)	—	(46,995)
USD	1,500	Receives	3-month USD-LIBOR (pays quarterly)	1.16% (pays semi-annually)	2/28/25	(69,978)	—	(69,978)
USD	740	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	3/5/25	(22,219)	—	(22,219)
USD	14,720	Pays	3-month USD-LIBOR (pays quarterly)	0.71% (pays semi-annually)	3/20/25	354,336	—	354,336
USD	3,000	Receives	3-month USD-LIBOR (pays quarterly)	0.58% (pays semi-annually)	4/15/25	(52,400)	—	(52,400)
USD	1,940	Receives	3-month USD-LIBOR (pays quarterly)	0.43% (pays semi-annually)	4/30/25	(19,172)	—	(19,172)
USD	5,975	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	5/12/25	(24,335)	—	(24,335)
USD	1,990	Receives	3-month USD-LIBOR (pays quarterly)	0.34% (pays semi-annually)	5/15/25	(8,994)	—	(8,994)
USD	600	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	5/18/25	(2,513)	—	(2,513)
USD	700	Receives	3-month USD-LIBOR (pays quarterly)	0.34% (pays semi-annually)	5/19/25	(2,981)	—	(2,981)
USD	630	Receives	3-month USD-LIBOR (pays quarterly)	0.37% (pays semi-annually)	5/26/25	(3,865)	—	(3,865)
USD	1,990	Receives	3-month USD-LIBOR (pays quarterly)	0.43% (pays semi-annually)	6/12/25	(17,546)	—	(17,546)
USD	7,257	Receives	3-month USD-LIBOR (pays quarterly)	0.39% (pays semi-annually)	6/19/25	(50,237)	—	(50,237)
USD	2,580	Receives	3-month USD-LIBOR (pays quarterly)	0.32% (pays semi-annually)	7/14/25	(8,781)	—	(8,781)
USD	760	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	7/15/25	(2,965)	—	(2,965)
USD	33,064	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(2,999,895)	—	(2,999,895)
USD	32,860	Pays	3-month USD-LIBOR (pays quarterly)	0.84% (pays semi-annually)	3/20/27	1,148,170	—	1,148,170
USD	2,840	Receives	3-month USD-LIBOR (pays quarterly)	0.50% (pays semi-annually)	5/26/27	(28,092)	—	(28,092)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	1,420	Receives	3-month USD-LIBOR (pays quarterly)	0.51% (pays semi-annually)	5/29/27	$(14,096)	$—	$(14,096)
USD	1,420	Receives	3-month USD-LIBOR (pays quarterly)	0.51% (pays semi-annually)	5/29/27	(14,441)	—	(14,441)
USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	0.49% (pays semi-annually)	6/2/27	(8,553)	—	(8,553)
USD	1,700	Receives	3-month USD-LIBOR (pays quarterly)	0.49% (pays semi-annually)	6/3/27	(15,372)	—	(15,372)
USD	3,277	Receives	3-month USD-LIBOR (pays quarterly)	0.76% (pays semi-annually)	3/27/30	(86,062)	—	(86,062)
USD	2,373	Receives	3-month USD-LIBOR (pays quarterly)	0.76% (pays semi-annually)	3/30/30	(61,144)	—	(61,144)
USD	1,886	Receives	3-month USD-LIBOR (pays quarterly)	0.80% (pays semi-annually)	4/15/30	(56,202)	—	(56,202)
USD	3,850	Receives	3-month USD-LIBOR (pays quarterly)	0.68% (pays semi-annually)	4/29/30	(68,196)	—	(68,196)
USD	5,602	Receives	3-month USD-LIBOR (pays quarterly)	0.60% (pays semi-annually)	5/12/30	(50,263)	—	(50,263)
USD	2,316	Receives	3-month USD-LIBOR (pays quarterly)	0.67% (pays semi-annually)	5/26/30	(34,797)	—	(34,797)
USD	1,330	Receives	3-month USD-LIBOR (pays quarterly)	0.67% (pays semi-annually)	5/29/30	(19,953)	—	(19,953)
USD	1,516	Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	6/1/30	(26,785)	—	(26,785)
USD	1,007	Receives	3-month USD-LIBOR (pays quarterly)	0.66% (pays semi-annually)	6/2/30	(14,249)	—	(14,249)
USD	14,560	Receives	3-month USD-LIBOR (pays quarterly)	0.76% (pays semi-annually)	6/5/30	(343,009)	—	(343,009)
USD	4,475	Receives	3-month USD-LIBOR (pays quarterly)	0.80% (pays semi-annually)	6/11/30	(122,963)	—	(122,963)
USD	597	Receives	3-month USD-LIBOR (pays quarterly)	0.77% (pays semi-annually)	6/12/30	(15,125)	—	(15,125)
USD	3,281	Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	6/16/30	(56,619)	—	(56,619)
USD	1,411	Receives	3-month USD-LIBOR (pays quarterly)	0.74% (pays semi-annually)	6/18/30	(30,715)	—	(30,715)
USD	3,697	Receives	3-month USD-LIBOR (pays quarterly)	0.72% (pays semi-annually)	6/19/30	(72,332)	—	(72,332)
USD	4,394	Receives	3-month USD-LIBOR (pays quarterly)	0.72% (pays semi-annually)	6/19/30	(86,401)	—	(86,401)
USD	10,808	Receives	3-month USD-LIBOR (pays quarterly)	0.72% (pays semi-annually)	6/19/30	(219,417)	—	(219,417)
USD	1,350	Receives	3-month USD-LIBOR (pays quarterly)	0.68% (pays semi-annually)	6/23/30	(20,988)	—	(20,988)
USD	4,070	Receives	3-month USD-LIBOR (pays quarterly)	0.67% (pays semi-annually)	6/26/30	(61,389)	—	(61,389)
USD	4,127	Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	6/26/30	(69,418)	—	(69,418)
USD	1,311	Receives	3-month USD-LIBOR (pays quarterly)	0.64% (pays semi-annually)	6/30/30	(15,035)	—	(15,035)
USD	3,250	Receives	3-month USD-LIBOR (pays quarterly)	0.62% (pays semi-annually)	7/1/30	(32,093)	—	(32,093)

Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	0	(1)	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	6/15/46	$(59)	$12	$(47)
USD	8,500		Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	9/21/46	(4,039,762)	1,432,885	(2,606,877)
USD	8,500		Pays	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	9/21/46	4,039,830	(1,581,993)	2,457,837
USD	1,062		Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	8/27/49	(270,605)	—	(270,605)
USD	1,226		Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	8/27/49	(308,786)	—	(308,786)
USD	1,700		Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	8/28/49	(402,958)	—	(402,958)
USD	600		Receives	3-month USD-LIBOR (pays quarterly)	1.54% (pays semi-annually)	8/30/49	(124,750)	—	(124,750)
USD	300		Receives	3-month USD-LIBOR (pays quarterly)	1.58% (pays semi-annually)	9/3/49	(65,783)	—	(65,783)
USD	3,590		Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	9/9/49	(853,266)	—	(853,266)
USD	2,390		Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	(598,547)	—	(598,547)
USD	550		Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	9/13/49	(153,777)	—	(153,777)
USD	700		Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	9/20/49	(198,988)	—	(198,988)
USD	1,085		Receives	3-month USD-LIBOR (pays quarterly)	1.97% (pays semi-annually)	11/15/49	(347,818)	—	(347,818)
USD	4,700		Receives	3-month USD-LIBOR (pays quarterly)	1.91% (pays semi-annually)	11/18/49	(1,428,317)	—	(1,428,317)
USD	100		Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	11/22/49	(27,892)	—	(27,892)
USD	1,500		Receives	3-month USD-LIBOR (pays quarterly)	1.83% (pays semi-annually)	11/22/49	(425,586)	—	(425,586)
USD	100		Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	11/25/49	(28,753)	—	(28,753)
USD	450		Receives	3-month USD-LIBOR (pays quarterly)	1.85% (pays semi-annually)	11/25/49	(129,448)	—	(129,448)
USD	3,150		Receives	3-month USD-LIBOR (pays quarterly)	1.85% (pays semi-annually)	11/25/49	(906,135)	—	(906,135)
USD	100		Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	11/26/49	(28,510)	—	(28,510)
USD	568		Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	12/6/49	(160,958)	—	(160,958)
USD	4,060		Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	12/6/49	(1,155,837)	—	(1,155,837)
USD	770		Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	12/11/49	(239,820)	—	(239,820)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	770	Receives	3-month USD-LIBOR (pays quarterly)	1.93% (pays semi-annually)	12/12/49	$(238,973)	$—	$(238,973)
USD	1,063	Receives	3-month USD-LIBOR (pays quarterly)	1.90% (pays semi-annually)	1/8/50	(319,877)	—	(319,877)
USD	466	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	1/9/50	(145,076)	—	(145,076)
USD	2,805	Pays	3-month USD-LIBOR (pays quarterly)	0.62% (pays semi-annually)	3/11/50	(106,960)	—	(106,960)
USD	2,805	Pays	3-month USD-LIBOR (pays quarterly)	0.58% (pays semi-annually)	3/11/50	(139,303)	—	(139,303)
USD	4,680	Pays	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	3/20/50	258,553	—	258,553
USD	3,430	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	4/29/50	(62,916)	—	(62,916)
USD	3,850	Receives	3-month USD-LIBOR (pays quarterly)	1.10% (pays semi-annually)	6/11/50	(348,788)	—	(348,788)
USD	1,320	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	6/15/50	(56,653)	—	(56,653)
USD	3,600	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	6/15/50	(158,895)	—	(158,895)
USD	460	Receives	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	6/16/50	(25,151)	—	(25,151)
USD	800	Receives	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	6/16/50	(43,849)	—	(43,849)
USD	2,780	Receives	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	6/17/50	(154,373)	—	(154,373)

Total						$(36,174,840)	$56,367	$(36,118,473)

(1)	Notional amount is less than USD 500.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Goldman Sachs International	RUB	2,864,900	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.51% (pays annually)	4/16/25	$2,774,477
Goldman Sachs International	RUB	1,389,200	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.51% (pays annually)	5/15/25	215,756
Goldman Sachs International	RUB	1,249,657	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.34% (pays annually)	5/18/25	69,967

							$3,060,200

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
South Africa	$3,290	1.00% (pays quarterly)(1)	6/20/21	1.63%	$(14,786)	$87,446	$72,660
Turkey	33,220	1.00% (pays quarterly)(1)	6/20/21	4.49	(979,697)	1,193,358	213,661

Total	$36,510				$(994,483)	$1,280,804	$286,321

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$35,349	1.00% (pays quarterly)(1)	6/20/25	$1,868,789	$(3,620,451)	$(1,751,662)
Malaysia	98,728	1.00% (pays quarterly)(1)	6/20/25	(2,113,868)	(660,158)	(2,774,026)
Markit CDX Emerging Markets Index (CDX.EM.31.V2)	2,820	1.00% (pays quarterly)(1)	6/20/24	68,538	(64,184)	4,354
Qatar	119,079	1.00% (pays quarterly)(1)	12/20/22	(2,257,810)	3,027	(2,254,783)
Qatar	12,396	1.00% (pays quarterly)(1)	12/20/23	(281,497)	77,498	(203,999)
Qatar	8,250	1.00% (pays quarterly)(1)	6/20/25	(199,062)	(303,029)	(502,091)
Russia	73,003	1.00% (pays quarterly)(1)	6/20/25	74,441	(6,165,387)	(6,090,946)
Saudi Arabia	42,800	1.00% (pays quarterly)(1)	6/20/30	1,477,656	(3,808,216)	(2,330,560)
South Africa	32,140	1.00% (pays quarterly)(1)	9/20/22	895,656	208,042	1,103,698
South Africa	40,600	1.00% (pays quarterly)(1)	6/20/30	8,548,505	(8,351,233)	197,272
Turkey	79,208	1.00% (pays quarterly)(1)	6/20/25	15,068,639	(15,721,968)	(653,329)

Total				$23,149,987	$(38,406,059)	$(15,256,072)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Greece	Bank of America, N.A.	$14,682	1.00% (pays quarterly)(1)	6/20/25	1.60%	$(398,233)	$632,816	$234,583
Greece	Bank of America, N.A.	5,797	1.00% (pays quarterly)(1)	6/20/25	1.60	(156,915)	317,315	160,400
Greece	Bank of America, N.A.	1,180	1.00% (pays quarterly)(1)	6/20/25	1.60	(31,941)	55,974	24,033
Greece	Citibank, N.A.	15,486	1.00% (pays quarterly)(1)	6/20/25	1.60	(419,180)	797,573	378,393

Total		$37,145				$(1,006,269)	$1,803,678	$797,409

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Dubai	Barclays Bank PLC	$5,058	1.00% (pays quarterly)(1)	12/20/24	$140,186	$(73,803)	$66,383
Dubai	Barclays Bank PLC	3,357	1.00% (pays quarterly)(1)	12/20/24	92,956	(48,941)	44,015
Oman	Bank of America, N.A.	20,851	1.00% (pays quarterly)(1)	6/20/22	1,167,934	(392,456)	775,478
Oman	Bank of America, N.A.	16,680	1.00% (pays quarterly)(1)	12/20/22	1,220,165	(428,703)	791,462
Qatar	Goldman Sachs International	9,740	1.00% (pays quarterly)(1)	12/20/20	(46,651)	(12,086)	(58,737)
Qatar	Goldman Sachs International	1,660	1.00% (pays quarterly)(1)	12/20/20	(7,951)	(3,028)	(10,979)
Qatar	Goldman Sachs International	10	1.00% (pays quarterly)(1)	12/20/20	(48)	(10)	(58)
Qatar	Goldman Sachs International	3,700	1.00% (pays quarterly)(1)	12/20/23	(84,022)	(4,280)	(88,302)
Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	(74,758)	1,094	(73,664)
Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	(232,743)	13,641	(219,102)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
South Africa	Bank of America, N.A.	$20,830	1.00% (pays quarterly)(1)	9/20/22	$580,477	$(349,089)	$231,388
South Africa	Bank of America, N.A.	16,100	1.00% (pays quarterly)(1)	9/20/22	448,664	(257,619)	191,045
South Africa	Bank of America, N.A.	29,280	1.00% (pays quarterly)(1)	9/20/22	815,956	(443,080)	372,876
South Africa	Bank of America, N.A.	19,900	1.00% (pays quarterly)(1)	9/20/22	554,560	(419,610)	134,950
South Africa	Goldman Sachs International	10,690	1.00% (pays quarterly)(1)	9/20/22	297,902	(218,037)	79,865
South Africa	Goldman Sachs International	8,022	1.00% (pays quarterly)(1)	12/20/22	264,320	(185,829)	78,491
South Africa	Goldman Sachs International	16,600	1.00% (pays quarterly)(1)	12/20/28	2,987,026	(1,927,719)	1,059,307
South Africa	HSBC Bank USA, N.A.	7,300	1.00% (pays quarterly)(1)	12/20/22	240,530	(162,392)	78,138
South Africa	HSBC Bank USA, N.A.	23,540	1.00% (pays quarterly)(1)	6/20/29	4,483,225	(2,643,648)	1,839,577
South Africa	Nomura International PLC	7,068	1.00% (pays quarterly)(1)	12/20/22	232,886	(161,135)	71,751
Ukraine	Barclays Bank PLC	35,369	5.00% (pays quarterly)(1)	6/20/25	503,294	(5,681,880)	(5,178,586)
Ukraine	JPMorgan Chase Bank, N.A.	20,000	5.00% (pays quarterly)(1)	12/20/24	196,474	653,237	849,711

Total					$13,780,382	$(12,745,373)	$1,035,009

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2020, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $73,655,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Citibank, N.A.	USD	44,600	Excess Return on Bloomberg Commodity 4 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.24% (pays upon termination)	8/20/20	$43,677
Citibank, N.A.	USD	38,300	Excess Return on Bloomberg Commodity 5 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)	8/20/20	44,061
Citibank, N.A.	USD	35,100	Excess Return on Bloomberg Commodity 6 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.26% (pays upon termination)	8/20/20	80,935
JPMorgan Chase Bank, N.A.	CNY	35,689	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 9.00% on $5,099,798 (pays quarterly)	10/16/20	248,751
UBS AG	CNY	30,723	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 9.75% on $4,331,661 (pays quarterly)	8/12/20	1,135,099

						$1,552,523

Cross-Currency Swaps

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Goldman Sachs International	CLF	428	CLP	12,285,939	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	(0.62)% (pays semi-annually)	5/11/25	$384,994
Goldman Sachs International	CLF	214	CLP	6,143,584	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	(0.74)% (pays semi-annually)	5/13/25	141,066
Goldman Sachs International	CLF	214	CLP	6,143,584	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	(0.86)% (pays semi-annually)	5/14/25	90,193
Goldman Sachs International	CLF	428	CLP	12,287,167	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	(0.93)% (pays semi-annually)	5/15/25	116,930
Goldman Sachs International	CLF	615	CLP	17,671,170	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	(1.09)% (pays semi-annually)	5/19/25	(25,564)

								$707,619

Abbreviations:

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

EURIBOR	-	Euro Interbank Offered Rate

GDP	-	Gross Domestic Product

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

AED	-	United Arab Emirates Dirham

AUD	-	Australian Dollar

BHD	-	Bahraini Dinar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CLF	-	Chilean Unidad de Fomento

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

GHS	-	Ghanaian Cedi

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KRW	-	South Korean Won

MXN	-	Mexican Peso

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SAR	-	Saudi Riyal

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

UAH	-	Ukrainian Hryvnia

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

UZS	-	Uzbekistani Som

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2020 were $35,165,825 or 1.1% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

At July 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

At July 31, 2020, the value of the Portfolio’s investment in affiliated funds was $408,515,299, which represents 12.9% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$559,146,895	$1,549,195,555	$(1,699,803,295)	$67,712	$(91,568)	$408,515,299	$5,206,847	408,556,155

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$1,805,159,945	$—	$1,805,159,945
Foreign Corporate Bonds	—	85,237,115	8,251,358	93,488,473
Senior Floating-Rate Loans	—	—	967,250	967,250
Sovereign Loans	—	74,769,124	—	74,769,124
Loan Participation Notes	—	—	25,179,035	25,179,035
Asset-Backed Securities	—	29,218,609	—	29,218,609
Collateralized Mortgage Obligations	—	20,245,134	—	20,245,134
Mortgage Pass-Throughs	—	82,690,825	—	82,690,825
U.S. Treasury Obligations	—	1,562,080	—	1,562,080
U.S. Government Guaranteed Small Business Administration Loans	—	25,482,010	—	25,482,010
Common Stocks	—	69,366,989 **	—	69,366,989
Short-Term Investments —
Foreign Government Securities	—	84,880,816	—	84,880,816
U.S. Treasury Obligations	—	204,893,404	—	204,893,404
Repurchase Agreements	—	7,186,535	—	7,186,535
Other	—	408,515,299	—	408,515,299
Total Investments	$—	$2,899,207,885	$34,397,643	$2,933,605,528
Forward Foreign Currency Exchange Contracts	$—	$75,625,165	$—	$75,625,165
Non-deliverable Bond Forward Contracts	—	214,462	—	214,462
Futures Contracts	624,495	—	—	624,495
Swap Contracts	—	73,951,264	—	73,951,264
Total	$624,495	$3,048,998,776	$34,397,643	$3,084,020,914

Liability Description
Securities Sold Short	$—	$(9,552,510)	$—	$(9,552,510)
Forward Foreign Currency Exchange Contracts	—	(118,617,617)	—	(118,617,617)
Non-deliverable Bond Forward Contracts	—	(279,250)	—	(279,250)
Futures Contracts	(2,715,136)	(694,394)	—	(3,409,530)
Swap Contracts	—	(66,682,893)	—	(66,682,893)
Total	$(2,715,136)	$(195,826,664)	$—	$(198,541,800)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2020 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.